ANNUAL REPORT

DECEMBER 31, 2001                            U.S. Equity Portfolios
PILGRIM VARIABLE PRODUCTS TRUST              Pilgrim VP MagnaCap
CLASS S                                      Pilgrim VP Growth Opportunities
                                             Pilgrim VP MidCap Opportunities
                                             Pilgrim VP SmallCap Opportunities
                                             Pilgrim VP Growth and Income
                                             Pilgrim VP LargeCap Growth
                                             Pilgrim VP Convertible




                                   [GRAPHIC OF ABACUS]



                                                              [ING PILGRIM LOGO]

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

            Letter to Shareholders ...........................     1
            Portfolio Managers' Reports:
               U.S. Equity Portfolios ........................     2
               Equity and Income Portfolio ...................    14
            Index Descriptions ...............................    16
            Report of Independent Auditors ...................    17
            Statements of Assets and Liabilities .............    18
            Statements of Operations .........................    20
            Statements of Changes in Net Assets ..............    22
            Financial Highlights .............................    24
            Notes to Financial Statements ....................    31
            Portfolios of Investments ........................    38
            Tax Information ..................................    52
            Director/Trustee and Officer Information .........    53

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the Class S December 31, 2001 Annual Report for the Pilgrim Variable Products Trust (the "Trust").

In February 2001, ING Pilgrim Group, Inc. and ING Pilgrim Investments, Inc. became ING Pilgrim Group, LLC and ING Pilgrim Investments, LLC, respectively.

Our fund family now has many funds of varying types which provide core investment choices for the serious investor.

On March 1, 2002, several name changes are scheduled to take place with the Pilgrim Funds to reflect our new association with the Aetna Funds under ING Group. The integrated fund family will be called ING Funds. You will receive further communications regarding these changes as they become effective. Effective March 4, 2002, we anticipate that Pilgrim Funds investors will have access to and exchangeability with the Aetna Funds, providing you an even wider array of investment options to help you meet your financial goals.

At ING Pilgrim, we are dedicated to providing core investments for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. ING Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experience.


Sincerely,

ING Pilgrim Group, LLC
February 11, 2002

PILGRIM VP MAGNACAP PORTFOLIO                         Portfolio Manager's Report
--------------------------------------------------------------------------------

Portfolio Management: Thomas R. Jackson, Senior Vice President and Senior Portfolio Manager, ING Pilgrim Investments, LLC.

Goal: The Pilgrim VP MagnaCap Portfolio (the "Portfolio") seeks growth of capital with dividend income as secondary consideration.

Market Overview: The U.S. stock market declined significantly in the last twelve months with the S&P 500 Index ("S&P 500") down 11.88%. The market was down considerably more through September 21st, and has rebounded substantially since then. Slowing economic activity, the worst corporate profit performance in decades, and the September 11th terrorist attacks all weighed on equity prices. These negatives were offset to some degree by unprecedented Federal Reserve easings, a federal tax cut, significantly declining oil prices (which I consider the equivalent of a tax cut for the American consumer funded by OPEC), declining inflation and interest rates and, at the September lows, an undervalued stock market. While the world economy is still mired in a recession, recent data releases provide hope that the worst may be behind us.

Performance: For the period from inception (May 7, 2001) through December 31, 2001, the Portfolio's Class S shares, excluding any charges, declined 5.75% compared to a 7.24% decline for the S&P 500.

Portfolio Specifics: The Portfolio has been significantly rebalanced since mid-year. Many holdings with premium valuations to the market were sold. Purchases were concentrated on large companies with investment grade* balance sheets that had the ability to have grown their dividends historically. A very important criterion in the selection of these investments was that they were selling at valuation discounts to the stock market. For the year, the Portfolio's performance was helped by its holdings in the Healthcare, Financial, and Consumer Staples sectors, and hurt by its holdings in Energy and Capital Goods.

Market Outlook: While the length and depth of the market decline over the last eighteen months has been painful, the good news is that stocks are more reasonably priced than they have been in some time. Given the substantial decline in short term interest rates (which compete with stocks for investor attention and serve as the underpinning for stock valuation), stocks reached more attractive valuation levels at the end of the third quarter than had been the case for years. However, with the market rebounding substantially over the last several months in anticipation of an economic recovery, the critical question is "When and how rapidly will the economy and corporate profits begin to expand again?" Consumers' financial health and willingness to spend are the critical variables. The consumer savings rate is low compared to history and consumer debt levels are high. It should be pointed out that this has been true for some time and consumer spending has held up remarkably well. Whether or not this will continue is the issue. Most analysts now believe that the economy will be expanding again by sometime in the first quarter of 2002.


Our current strategy is to balance the portfolio between two types of companies:
1) attractively valued companies that should experience a leveraged benefit when the economy rebounds; and 2) attractively valued companies in market sectors such as Healthcare and Consumer Staples whose business prospects are somewhat insulated from the economy. The low rate of inflation means that most companies do not have pricing power for the products or services that they sell. We are particularly fond of companies whose stocks are selling at valuation discounts to the market, but have pricing power. Many companies in the Healthcare, Tobacco, and Insurance industries currently meet this criterion.

----------
* Credit quality refers to the Porfolio's underlying investments, not to the stability or safety of the Portfolio.

Portfolio Manager's Report                         PILGRIM VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------

                                                        5/7/01      12/31/01
                                                        ------      --------
Pilgrim VP MagnaCap Portfolio Class S                  $ 10,000     $ 9,425
S&P 500 Index                                          $ 10,000     $ 9,276

                                     Total Returns for the
                                         Period Ended
                                       December 31, 2001
                                       -----------------
                                        Since Inception
                                            5/7/01
                                            ------
                  Class S                    -5.75%
                  S&P 500 Index              -7.24%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Pilgrim VP MagnaCap Portfolio against the S&P 500 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Portfolio will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/01.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risks including currency fluctuation, economic, and political risks not found in domestic investments. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the Fund's performance.

                See accompanying index descriptions on page 16.

PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO             Portfolio Managers' Report
--------------------------------------------------------------------------------

Portfolio Management Team: Mary Lisanti, Executive Vice President and Portfolio Manager; Jeffrey Bernstein, Senior Vice President and Portfolio Manager; ING Pilgrim Investments, LLC.

Goal: The Pilgrim VP Growth Opportunities Portfolio (the "Portfolio") seeks long-term growth of capital by investing primarily in the common stock of U.S. companies that the Portfolio Managers feel have above average prospects for growth.

Market Overview: The U.S. stock market suffered its second consecutive down year as internal and external forces combined to undermine confidence in the markets. While the year began with a surprise rate cut from the Federal Reserve and continued with eleven rate cuts in total, monetary policy was unable to prevent the U.S. economy from sliding into recession. The Federal Funds rate began the year at 6.50% but closed the year at 1.75%, moving past levels not seen since the early 1960's. Moving in the opposite direction, the unemployment situation ended its eight years of improvement by rising from 4.0% to 5.8% by December.

However, the deterioration in economic and market conditions was punctuated by the tragic events of September 11th, which sent the markets into their final capitulation. As confidence grew in the country's leadership and the success of the military response, the markets found a bottom and closed the year with their first three month winning streak since the final quarter of 1999. The year favored value strategies as opposed to growth, as corporate earnings deteriorated throughout the year. Of the eleven sectors in the S&P 500 Index ("S&P 500"), only two generated gains for the year: Basic Materials and Consumer Cyclicals.

The broadest equity market benchmarks turned in their second straight year of losses. For the Dow Jones Industrial Average ("Dow"), it was the first time the benchmark had consecutive annual losses since 1977-78. The S&P 500 and the Nasdaq Composite Index (the "Nasdaq") suffered their first back-to-back yearly losses since 1973-74. The Dow dropped 7.10% in 2001, while the S&P 500 fell 11.88%. The Nasdaq had a double-digit loss for the second year in a row, dropping 21.05%in 2001 after plunging 39.29% in 2000. Small and mid cap stocks fared much better on a relative basis in 2001, as the S&P MidCap 400 Index fell 0.61%, while the Russell 2000 Index actually gained 2.49%.

Performance: For the period from inception (May 3, 2001) through December 31, 2001, the Portfolio's Class S shares, excluding any charges, fell 20.43% compared to a decline of 7.24% for the S&P 500 over the same period.

Portfolio Specifics: The Portfolio began the year in a very defensive posture with significant overweights in healthcare and energy. In response to the Federal Reserve rate cuts in January, we began to move into more economically sensitive sectors such as Technology. Although we began to see signs of improvement in the late spring/early summer, in retrospect, we were several months too early in becoming more economically sensitive. We continued to use market volatility to our investors' advantage; during the last part of September, we used the weakness as an opportunity to upgrade the quality of our holdings by initiating or adding to positions on weakness. For the last quarter of 2001, the Portfolio had a very strong cyclical bent, as evidenced by our two most significant themes, "The New Consumer" and "The Ubiquitous Semiconductor."

Market Outlook: The market outlook for 2002 is optimistic. All evidence points to a secular market bottom having occurred in late September 2001. The combination of the last few rate cuts, which brought real interest rates to zero, and the government stimulus due to military actions should help repair our economy. We entered 2001 with the macro environment as good as it has ever been; we ended the year with it as bad as it has ever been. We begin 2002 with an enormous amount of fear, uncertainty, and confusion. The odds are that as we move throughout the year, the economic climate will improve, not worsen.

Our strategy looking into 2002 is to focus on companies that have strong operating leverage, the potential for strong earnings growth, and an attractive valuation. We have spent a substantial amount of time analyzing turnaround stories, as these companies offer the potential for greater appreciation given the additional focus on their business above and beyond the cyclical recovery. After one of the longest and deepest bear markets since the early 1970's, we feel that there are opportunities for significant capital appreciation in the U.S. equity market. However, every recovery creates a new set of winners and losers, and this recovery will be no different. We feel that the advantage will go to active money managers that are capable of performing independent, in-depth research with a disciplined investment process.

Portfolio Managers' Report             PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                                          5/3/01      12/31/01
                                                          ------      --------
Pilgrim VP Growth Opportunities Portfolio Class S        $ 10,000      $ 7,957
S&P 500 Index                                            $ 10,000      $ 9,276

                                          Total Returns for the
                                              Period Ended
                                            December 31, 2001
                                            -----------------
                                             Since Inception
                                                 5/3/01
                                                 ------
                       Class S                   -20.43%
                       S&P 500 Index              -7.24%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Pilgrim VP Growth Opportunities Portfolio against the S&P 500 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Portfolio will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/01.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities. The Portfolio invests in small and medium-sized companies which may be more susceptible to price swings and less liquid than larger companies.

                See accompanying index descriptions on page 16.

PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO             Portfolio Managers' Report
--------------------------------------------------------------------------------

Portfolio Management Team: Mary Lisanti, Executive Vice President and Portfolio Manager; Jeffrey Bernstein, Senior Vice President and Portfolio Manager, ING Pilgrim Investments, LLC.

Goal: The Pilgrim VP MidCap Opportunities Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in the common stock of mid-sized U.S. companies that the Portfolio Managers feel have above average prospects for growth.

Market Overview: The U.S. stock market suffered its second consecutive down year as internal and external forces combined to undermine confidence in the markets. While the year began with a surprise rate cut from the Federal Reserve and continued with eleven rate cuts in total, monetary policy was unable to prevent the U.S. economy from sliding into recession. The Federal Funds rate began the year at 6.50% but closed the year at 1.75%, moving past levels not seen since the early 1960's. Moving in the opposite direction, the unemployment situation ended its eight years of improvement by rising from 4.0% to 5.8% by December.

However, the deterioration in economic and market conditions was punctuated by the tragic events of September 11th, which sent the markets into their final capitulation. As confidence grew in the country's leadership and the success of the military response, the markets found a bottom and closed the year with their first three month winning streak since the final quarter of 1999. The year favored value strategies as opposed to growth, as corporate earnings deteriorated throughout the year. Of the eleven sectors in the S&P 500 Index ("S&P 500"), only two generated gains for the year: Basic Materials and Consumer Cyclicals.

The broadest equity market benchmarks turned in their second straight year of losses. For the Dow Jones Industrial Average ("Dow"), it was the first time the benchmark had consecutive annual losses since 1977-78. The S&P 500 and the Nasdaq Composite Index ("Nasdaq") suffered their first back-to-back yearly losses since 1973-74. The Dow dropped 7.10% in 2001, while the S&P 500 fell 11.88%. The Nasdaq had a double-digit loss for the second year in a row, dropping 21.05% in 2001 after plunging 39.29% in 2000. Small and mid cap stocks fared much better on a relative basis in 2001, as the S&P MidCap 400 Index fell 0.61%, while the Russell 2000 Index actually gained 2.49%.

Performance: For the period from inception (May 7, 2001) through December 31, 2001, the Portfolio's Class S shares, excluding any charges, fell 14.93% compared to a return of 0.33% for the S&P MidCap 400 Index over the same period.

Portfolio Specifics: The Portfolio began the year in a very defensive posture with significant overweights in healthcare and energy. In response to the Federal Reserve rate cuts in January, we began to move into more economically sensitive sectors such as Technology. Although we began to see signs of improvement in the late spring/early summer, in retrospect, we were several months too early in becoming more economically sensitive. We continued to use market volatility to our investors' advantage; during the last part of September, we used the weakness as an opportunity to upgrade the quality of our holdings by initiating or adding to positions on weakness. For the last quarter of 2001, the Portfolio had a very strong cyclical bent, as evidenced by significant weightings in "The New Consumer" and "The Ubiquitous Semiconductor" investment themes.

Market Outlook: The market outlook for 2002 is optimistic. All evidence points to a secular market bottom having occurred in late September 2001. The combination of the last few rate cuts, which brought real interest rates to zero, and the government stimulus due to military actions should help repair our economy. We entered 2001 with the macro environment as good as it has ever been; we ended the year with it as bad as it has ever been. We begin 2002 with an enormous amount of fear, uncertainty, and confusion. The odds are that as we move throughout the year, the economic climate will improve, not worsen.

Our strategy looking into 2002 is to focus on companies that have strong operating leverage, the potential for strong earnings growth, and an attractive valuation. We have spent a substantial amount of time analyzing turnaround stories, as these companies offer the potential for greater appreciation given the additional focus on their business above and beyond the cyclical recovery. After one of the longest and deepest bear markets since the early 1970's, we feel that there are opportunities for significant capital appreciation in the U.S. equity market. However, every recovery creates a new set of winners and losers, and this recovery will be no different. We feel that the advantage will go to active money managers that are capable of performing independent, in-depth research with a disciplined investment process.

Portfolio Managers' Report             PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                                          5/7/01      12/31/01
                                                          ------      --------
Pilgrim VP MidCap Opportunities Portfolio Class S        $ 10,000     $  8,507
S&P MidCap 400 Index                                     $ 10,000     $ 10,033

                                              Total Returns for the
                                                  Period Ended
                                                December 31, 2001
                                                -----------------
                                                 Since Inception
                                                     5/7/01
                                                     ------
                  Class S                          -14.93%
                  S&P MidCap 400 Index               0.33%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Pilgrim VP MidCap Opportunities Portfolio against the S&P MidCap 400 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Portfolio will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/01.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller medium-sized companies may entail greater price variability than investing in stocks of larger companies. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the Fund's performance.

                See accompanying index descriptions on page 16.

PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO           Portfolio Manager's Report
--------------------------------------------------------------------------------

Portfolio Management: Mary Lisanti, Executive Vice President and Portfolio Manager, ING Pilgrim Investments, LLC.

Goal: The Pilgrim VP SmallCap Opportunities Portfolio (the "Portfolio") seeks long-term capital appreciation by investing at least 65% of its total assets in the common stock of smaller lesser-known U.S. companies that the Portfolio Manager feels have above average prospects for growth.

Market Overview: The U.S. stock market suffered its second consecutive down year as internal and external forces combined to undermine confidence in the markets. While the year began with a surprise rate cut from the Federal Reserve and continued with eleven rate cuts in total, monetary policy was unable to prevent the U.S. economy from sliding into recession. The Federal Funds rate began the year at 6.50% but closed the year at 1.75%, moving past levels not seen since the early 1960's. Moving in the opposite direction, the unemployment situation ended its eight years of improvement by rising from 4.0% to 5.8% by December.

However, the deterioration in economic and market conditions was punctuated by the tragic events of September 11th, which sent the markets into their final capitulation. As confidence grew in the country's leadership and the success of the military response, the markets found a bottom and closed the year with their first three month winning streak since the final quarter of 1999. The year favored value strategies as opposed to growth, as corporate earnings deteriorated throughout the year. Of the eleven sectors in the S&P 500 Index ("S&P 500"), only two generated gains for the year: Basic Materials and Consumer Cyclicals.

The broadest equity market benchmarks turned in their second straight year of losses. For the Dow Jones Industrial Average ("Dow"), it was the first time the benchmark had consecutive annual losses since 1977-78. The S&P 500 and the Nasdaq Composite Index ("Nasdaq") suffered their first back-to-back yearly losses since 1973-74. The Dow dropped 7.10% in 2001, while the S&P 500 fell 11.88%. The Nasdaq had a double-digit loss for the second year in a row, dropping 21.05% in 2001 after plunging 39.29% in 2000. Small and mid cap stocks fared much better on a relative basis in 2001, as the S&P MidCap 400 Index fell 0.61%, while the Russell 2000 Index actually gained 2.49%.

Performance: For the period from inception (May 3, 2001) through December 31, 2001, the Portfolio's Class S shares, excluding any charges, fell 13.90% compared to a return of 1.66% for the Russell 2000 Index over the same period.

Portfolio Specifics: The Portfolio began the year in a very defensive posture with significant overweights in healthcare and energy. In response to the Federal Reserve rate cuts in January, we began to move into more economically sensitive sectors such as Technology. Although we began to see signs of improvement in the late spring/early summer, in retrospect, we were several months too early in becoming more economically sensitive. We continued to use market volatility to our investors' advantage; during the last part of September, we used the weakness as an opportunity to upgrade the quality of our holdings by initiating or adding to positions on weakness. For the last quarter of 2001, the Portfolio had a very strong cyclical bent, as evidenced by our two most significant themes, "The New Consumer" and "The Ubiquitous Semiconductor."

Market Outlook: The market outlook for 2002 is optimistic. All evidence points to a secular market bottom having occurred in late September 2001. The combination of the last few rate cuts, which brought real interest rates to zero, and the government stimulus due to military actions should help repair our economy. We entered 2001 with the macro environment as good as it has ever been; we ended the year with it as bad as it has ever been. We begin 2002 with an enormous amount of fear, uncertainty, and confusion. The odds are that as we move throughout the year, the economic climate will improve, not worsen.

Our strategy looking into 2002 is to focus on companies that have strong operating leverage, the potential for strong earnings growth, and an attractive valuation. We have spent a substantial amount of time analyzing turnaround stories, as these companies offer the potential for greater appreciation given the additional focus on their business above and beyond the cyclical recovery. After one of the longest and deepest bear markets since the early 1970's, we feel that there are opportunities for significant capital appreciation in the U.S. equity market. However, every recovery creates a new set of winners and losers, and this recovery will be no different. We feel that the advantage will go to active money managers that are capable of performing independent, in-depth research with a disciplined investment process.

Portfolio Manager's Report           PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                                           5/3/01      12/31/01
                                                           ------      --------
Pilgrim VP SmallCap Opportunities Portfolio Class S       $ 10,000     $  8,610
Russell 2000 Index                                        $ 10,000     $ 10,166


                                           Total Returns for the
                                               Period Ended
                                             December 31, 2001
                                             -----------------
                                              Since Inception
                                                  5/3/01
                                                  ------
                   Class S                        -13.90%
                   Russell 2000 Index               1.66%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Pilgrim VP SmallCap Opportunities Portfolio against the Russell 2000 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Portfolio will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.


The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/01.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investment in equities. The Portfolio invests in smaller companies which may be more susceptible to price volatility and are less liquid than larger companies.

                See accompanying index descriptions on page 16.

PILGRIM VP GROWTH AND INCOME PORTFOLIO                Portfolio Manager's Report
--------------------------------------------------------------------------------

Portfolio Management: Thomas Jackson, Senior Vice President and Senior Portfolio Manager, ING Pilgrim Investments, LLC.

Goal: The Pilgrim VP Growth and Income Portfolio (the "Portfolio") seeks long-term capital appreciation with income as a secondary objective.

Market Overview: The U.S. stock market declined modestly since the inception of the Fund on July 31, 2001 with the S&P 500 Index ("S&P 500") declining 4.62% from that date through the end of the year. The market was down considerably more through September 21st, and has rebounded substantially since then. Slowing economic activity, the worst corporate profit performance in decades, and the September 11th terrorist attacks all weighed on equity prices. These negatives were offset to some degree by unprecedented Federal Reserve easings, a federal tax cut, significantly declining oil prices (which I consider the equivalent of a tax cut for the American consumer funded by OPEC), declining inflation and interest rates and, at the September lows, an undervalued stock market. While the world economy is still mired in a recession, recent data releases provide hope that the worst may be behind us.

Performance: For the period from inception (July 31, 2001) through December 31, 2001, the Portfolio's Class S shares, excluding any charges, returned 4.92% compared to a 4.62% decline for the S&P 500.

Portfolio Specifics: Since inception, the Portfolio's performance was helped by its holdings in the Financial, Technology, Consumer Cyclical, and Capital Goods sectors, and hurt by its holdings in the Energy sector.

Market Outlook: While the length and depth of the market decline over the last eighteen months has been painful, the good news is that stocks are more reasonably priced than they have been in some time. Given the substantial decline in short-term interest rates (which compete with stocks for investor attention and serve as the underpinning for stock valuation), stocks reached more attractive valuation levels at the end of the third quarter than had been the case for years. However, with the market rebounding substantially over the last several months in anticipation of an economic recovery, the critical question is "When and how rapidly will the economy and corporate profits begin to expand again?" Consumers' financial health and willingness to spend are the critical variables. The consumer savings rate is low compared to history and consumer debt levels are high. It should be pointed out that this has been true for some time and consumer spending has held up remarkably well. Whether or not this will continue is the issue. Most analysts now believe that the economy will be expanding again by sometime in the first quarter of 2002.

Our current strategy is to balance the portfolio between two types of companies:
1) attractively valued companies that should experience a leveraged benefit when the economy rebounds; and 2) attractively valued companies in market sectors such as Healthcare and Consumer Staples whose business prospects are somewhat insulated from the economy. The low rate of inflation means that most companies do not have pricing power for the products or services that they sell. We are particularly fond of companies whose stocks are selling at valuation discounts to the market, but have pricing power. Many companies in the Healthcare, Tobacco, and Property and Casualty Insurance industries currently meet this criterion.

Portfolio Manager's Report                PILGRIM VP GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                          7/31/01      12/31/01
                                                          -------      --------
Pilgrim VP Growth And Income Portfolio Class S            $ 10,000     $ 10,492
S&P 500 Index                                             $ 10,000     $  9,538

                                       Total Returns for the
                                           Period Ended
                                         December 31, 2001
                                         -----------------
                                          Since Inception
                                              7/31/01
                                              -------
                    Class S                     4.92%
                    S&P 500 Index              -4.62%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Pilgrim VP Growth and Income Portfolio against the S&P 500 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Portfolio will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 8/1/01.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller medium-sized companies may entail greater price variability than investing in stocks of larger companies. The Fund may also invest in foreign securities. International investing does pose special risks, including currency fluctuations, ecomonic and political risks not found in investments that are solely domestic. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the Fund's performance.

                See accompanying index descriptions on page 16.

PILGRIM VP LARGECAP GROWTH PORTFOLIO                  Portfolio Managers' Report
--------------------------------------------------------------------------------

Portfolio Management Team: Mary Lisanti, Executive Vice President and Portfolio Manager; Jeff Bernstein, Senior Vice President and Portfolio Manager, ING Pilgrim Investments, LLC.

Goal: The Pilgrim VP LargeCap Growth Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in stocks from a universe of U.S. companies with market capitalization corresponding to the upper 90% of the S&P 500 Index.

Market Overview: The U.S. stock market suffered its second consecutive down year as internal and external forces combined to undermine confidence in the markets. While the year began with a surprise rate cut from the Federal Reserve and continued with eleven rate cuts in total, monetary policy was unable to prevent the U.S. economy from sliding into recession. The Federal Funds rate began the year at 6.50% but closed the year at 1.75%, moving past levels not seen since the early 1960's. Moving in the opposite direction, the unemployment situation ended its eight years of improvement by rising from 4.0% to 5.8% by December.

However, the deterioration in economic and market conditions was punctuated by the tragic events of September 11th, which sent the markets into their final capitulation. As confidence grew in the country's leadership and the success of the military response, the markets found a bottom and closed the year with their first three month winning streak since the final quarter of 1999. The year favored value strategies as opposed to growth, as corporate earnings deteriorated throughout the year. Of the eleven sectors in the S&P 500 Index ("S&P 500"), only two generated gains for the year: Basic Materials and Consumer Cyclicals.

The broadest equity market benchmarks turned in their second straight year of losses. For the Dow Jones Industrial Average (the "Dow"), it was the first time the benchmark had consecutive annual losses since 1977-78. The S&P 500 and the Nasdaq Composite Index ("Nasdaq") suffered their first back-to-back yearly losses since 1973-74. The Dow dropped 7.10% in 2001, while the S&P 500 fell 11.88%. The Nasdaq had a double-digit loss for the second year in a row, dropping 21.05% in 2001 after plunging 39.29% in 2000. Small and mid cap stocks fared much better on a relative basis in 2001, as the S&P MidCap 400 Index fell 0.61%, while the Russell 2000 Index actually gained 2.49%.

Performance: For the period from inception (August 2, 2001) through December 31, 2001, the Portfolio's Class S shares, excluding any charges, dropped 3.40% compared to the Russell 1000 Growth Index which dropped 4.83% over the same period.

Portfolio Specifics: Performance over the final three months of the year improved dramatically as investors sought out opportunities to buy growth companies at discounted valuations, and we are optimistic about performance going forward. We maintain our thematic approach to the Portfolio, and our most significant positions are in the "Managing the Information Age," "The New Consumer," and "Ubiquitous Semiconductor" investment themes.

Market Outlook: The market outlook for 2002 is optimistic. All evidence points to a secular market bottom having occurred in late September 2001. The combination of the last few rate cuts, which brought real interest rates to zero, and the government stimulus due to military actions should help repair our economy. We entered 2001 with the macro environment as good as it has ever been; we ended the year with it as bad as it has ever been. We begin 2002 with an enormous amount of fear, uncertainty, and confusion. The odds are that as we move throughout the year, the economic climate will improve, not worsen.

Our strategy looking into 2002 is to focus on companies that have strong operating leverage, the potential for strong earnings growth, and an attractive valuation. We have spent a substantial amount of time analyzing turnaround stories, as these companies offer the potential for greater appreciation given the additional focus on their business above and beyond the cyclical recovery. After one of the longest and deepest bear markets since the early 1970's, we feel that there are opportunities for significant capital appreciation in the U.S. equity market. However, every recovery creates a new set of winners and losers, and this recovery will be no different. We feel that the advantage will go to active money managers that are capable of performing independent, in-depth research with a disciplined investment process.

Portfolio Managers' Report                  PILGRIM VP LARGECAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                          8/2/01      12/31/01
                                                          ------      --------
Pilgrim VP LargeCap Growth Portfolio Class S             $ 10,000      $ 9,660
Russell 1000 Growth Index                                $ 10,000      $ 9,517

                                            Total Returns for the
                                                Period Ended
                                              December 31, 2001
                                              -----------------
                                               Since Inception
                                                   8/2/01
                                                   ------
             Class S                               -3.40%
             Russell 1000 Growth Index             -4.83%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Pilgrim VP LargeCap Growth Portfolio against the Russell 1000 Growth Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Portfolio will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 8/1/01.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investment in equities. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the Fund's performance.

                See accompanying index descriptions on page 16.

PILGRIM VP CONVERTIBLE PORTFOLIO                      Portfolio Managers' Report
--------------------------------------------------------------------------------

Portfolio Management: Andrew Chow, Vice President and Portfolio Manager, ING Pilgrim Investments, LLC.

Goal: The Pilgrim VP Convertible Portfolio (the "Portfolio") seeks to maximize total return by investing in convertible preferred stock and convertible bonds.

Market Overview: The latter half of 2001 was a period of wild and sudden movements in the equity markets. Weakness in the economy and the events of September 11th pushed the equity markets sharply lower only to be followed by a dramatic recovery which regained much of the losses, although most major equity indices still showed significant negative returns for the period in question. Initially, the transportation sector was perceived to be the big loser in the aftermath of September 11th, but that sector rallied very strongly in October and November. Instead falling energy prices appear to be the sole long lasting economic impact of the attacks. That combined with sector specific issues such as the meltdown of Enron made the energy and utilities groups major underperformers for the period. Telecom stocks also underperformed as the downturn in that sector spread from the smaller competitive access carriers to the larger incumbent carriers. In contrast the long suffering computer group actually outperformed the overall market as investors began pricing in expectations of a rebound in demand.

Throughout the period, the Federal Reserve continued to lower short-term interest rates. The targeted rate for Fed Funds now stands below that reached at the lows of the 1992-1993 interest rate cycle. In fact the Feds target for short-term rates is the lowest it has been since the recession of 1961.

Although new issuance in the convertible market virtually ceased in the period immediately following September 11th, activity has been significantly more robust than that in the straight equity market. Issuance in 2001 surpassed that of 2000 and is at all time record levels for the year as a whole. The ability of firms to access the capital markets via convertibles in difficult conditions and the ability of the convertible market to maintain good liquidity even at the worst periods of this year bode well for the further development of the sector in the years ahead.

Performance: The convertible market outperformed domestic equity markets in the latter half of 2001 as we would expect in a down market. For the period from inception (August 20, 2001) through Decmeber 31, 2001, the Portfolio, excluding any charges, provided a total return of 5.67% compared to a return of 0.31% for the Credit Suisse First Boston Covertible Index.

Portfolio Specifics: The Portfolio is fully invested and yet was able to escape the general downtrend in the equity markets. The Portfolio got good results from its holdings in firms such as IDEC Pharmaceutical (IDPH) and Wellpoint (WLP) in the healthcare sector. The technology sector was underweighted which helped us avoid losses. Moreover what technology names we did own were paced by Nvidia Corp (NVDA) which showed large gains. The Portfolio also benefited from our holdings in Sovereign Bancorp (SOV) and Costco (COST).

Market Outlook: The Federal Reserve has sent contradictory signals on whether or not it will continue to lower short-term rates. However, further rate declines at this point are frankly rather meaningless from the standpoint of economic stimulus. There simply isn't much additional real investment that will occur if Fed Funds are at 1.25% rather than 1.50%.

Nevertheless, a pickup in economic activity seems to be in the cards within the next six months. We are already seeing signs of increased demand in the key semiconductor sector. The real question is how much of a rebound is already priced into valuations and whether actual earnings can meet those expectations. In the semiconductor case, we think the market has rather aggressive assumptions about the magnitude of the rebound which accounts for our slightly underweighting in that group. We are also underweight in the telecom sector as we think it will take a few more quarters to unwind excess capacity in that sector. We remain constructive on the healthcare industry and that is our main overweight position.

Notwithstanding the above, the Portfolio intends to remain fully invested. In the long run that has been a way to outperform the majority of active investors and I believe that will continue to be the case going forward.

PILGRIM VP CONVERTIBLE PORTFOLIO                      Portfolio Managers' Report
--------------------------------------------------------------------------------

                                                        8/20/01     12/31/01
                                                        -------     --------
Pilgrim VP Convertible Portfolio Class S               $ 10,000     $ 10,567
Credit Suisse First Boston Convertible Index           $ 10,000     $ 10,031

                                                  Total Returns for the
                                                      Period Ended
                                                    December 31, 2001
                                                    -----------------
                                                     Since Inception
                                                         8/20/01
                                                         -------
  Class S                                                 5.67%
  Credit Suisse First Boston Convertible Index            0.31%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Pilgrim VP Convertible Portfolio against the Credit Suisse First Boston Convertible Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Portfolio will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 9/1/01.

Principal Risk Factor(s): The credit standing of the issuer and other factors may affect the investment value of a convertible security. The market value of convertible debt securities tends to vary inversely with the level of interest rates. Lower rated securities may be less liquid than higher quality investments. This fund also has exposure to financial, market and interest rate risks. Higher yields reflect the higher credit risks associated with certain lower rated securities in the Fund's portfolio and in some cases, the lower market prices for those instruments. The Fund may also invest in small and medium sized companies, which may be more susceptible to greater price volatility than larger companies. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the Fund's performance.

                See accompanying index descriptions on page 16.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks.

The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small companies.

The Nasdaq Composite Index is an unmanaged index that measures all domestic and non-U.S. based common stocks listed on the Nasdaq stock market. The index is market-value weighted.

The S&P MidCap 400 Index is an unmanaged index which measures performance of the mid-size company segment of the U.S. market.

The Dow Jones Industrial Average is an unmanaged index comprised of 30 stocks that are major factors in their industries and widely held by individuals and institutional investors.

The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The Credit Suisse First Boston Convertible Index is an index representing the universe of convertible securities.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of The Pilgrim Variable Products Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Pilgrim VP MagnaCap Portfolio, Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Growth and Income Portfolio, LargeCap Growth Portfolio, and Convertible Portfolio (seven Portfolios within the Pilgrim Variable Products Trust), as of December 31, 2001, and the related statements of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the years in the two-year period then ended, except for the MagnaCap Portfolio for which the statement of changes in net assets and financial highlights are for the year ended December 31, 2001 and the period from May 8, 2000 (commencement of operations) to December 31, 2000, the Growth Opportunities Portfolio for which the statement of changes in net assets and financial highlights are for the year ended December 31, 2001 and the period from May 3, 2000 (commencement of operations) to December 31, 2000, the MidCap Opportunities Portfolio for which the statement of changes in net assets and financial highlights are for the year ended December 31, 2001 and the period from May 5, 2000 (commencement of operations) to December 31, 2000, the Growth and Income Portfolio for which the statement of changes in net assets and financial highlights are for the period from July 31, 2001 (commencement of operations) to December 31, 2001, the LargeCap Growth Portfolio for which the statement of changes in net assets and financial highlights are for the period from August 2, 2001 (commencement of operations) to December 31, 2001, and the Convertible Portfolio for which the statement of changes in net assets and financial highlights are for the period from August 20, 2001 (commencement of operations) to December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For all periods ending prior to January 1, 2000 the financial highlights were audited by other auditors whose report thereon dated February 15, 2000 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, excluding those financial highlights which were indicated above as having been audited by others, present fairly, in all material respects, the financial position of the each of the aforementioned Portfolios as of December 31, 2001, the results of their operations, changes in net assets, and financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Los Angeles, California
February 8, 2002

          STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2001
--------------------------------------------------------------------------------


                                                                 Pilgrim VP       Pilgrim VP       Pilgrim VP
                                                Pilgrim VP         Growth           MidCap          SmallCap
                                                 MagnaCap       Opportunities    Opportunities    Opportunities
                                                Portfolio         Portfolio        Portfolio        Portfolio
                                               -------------    -------------    -------------    -------------
ASSETS:
Investments in securities at market
 value*                                        $   7,299,200    $  10,872,416    $   4,442,503    $ 112,925,030
Short-term investments at amortized cost           1,276,000        1,534,000          294,000        7,177,000
Cash                                                     317              969              737              669
Receivables:
 Investment securities sold                               --          254,762          375,981        6,033,176
 Fund shares sold                                    115,986          143,732           17,040          609,088
 Dividends and interest                               13,222              268              937            1,374
Prepaid expenses                                          28              112              420            1,673
Reimbursement due from manager                            --           30,603           16,024           85,866
                                               -------------    -------------    -------------    -------------
 Total assets                                      8,704,753       12,836,862        5,147,642      126,833,876
                                               -------------    -------------    -------------    -------------
LIABILITIES:
Payable for investment securities
 purchased                                           516,005          424,951          614,850        7,663,047
Payable for fund shares redeemed                         179            5,399           18,381           28,073
Payable to affiliates                                 14,837            9,102            3,350           85,497
Other accrued expenses and liabilities                18,930           23,730           30,105           41,027
                                               -------------    -------------    -------------    -------------
Total liabilities                                    549,951          463,182          666,686        7,817,644
                                               -------------    -------------    -------------    -------------
NET ASSETS                                     $   8,154,802    $  12,373,680    $   4,480,956    $ 119,016,232
                                               =============    =============    =============    =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                    8,338,516       16,480,162        5,537,991      144,232,248
Accumulated net investment income                         --               --               --               --
Accumulated net realized loss on
 investments                                        (171,334)      (5,156,173)      (1,522,149)     (38,381,517)
Net unrealized appreciation
 (depreciation) of investments                       (12,380)       1,049,691          465,114       13,165,501
                                               -------------    -------------    -------------    -------------
NET ASSETS                                     $   8,154,802    $  12,373,680    $   4,480,956    $ 119,016,232
                                               =============    =============    =============    =============
* Cost of securities                           $   7,311,580    $   9,822,725    $   3,977,389    $  99,759,529
Class R:
Net assets                                     $   2,301,115    $   6,987,131    $   3,616,395    $ 103,272,910
Shares authorized                                  unlimited        unlimited        unlimited        unlimited
Par value                                      $        0.01    $        0.01    $        0.01    $        0.01
Shares outstanding                                   257,665        1,275,706          596,213        5,469,488
Net asset value and redemption price
 per share                                     $        8.93    $        5.48    $        6.07    $       18.88
Class S:
Net assets                                     $   5,853,687    $   5,386,549    $     864,561    $  15,743,322
Shares authorized                                  unlimited        unlimited        unlimited        unlimited
Par value                                      $        0.01    $        0.01    $        0.01    $        0.01
Shares outstanding                                   652,188          980,320          143,163          834,682
Net asset value and redemption price
 per share                                     $        8.98    $        5.49    $        6.04    $       18.86

                 See Accompanying Notes to Financial Statements

         STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2001
--------------------------------------------------------------------------------



                                                 Pilgrim VP     Pilgrim VP
                                                 Growth and      LargeCap      Pilgrim VP
                                                   Income         Growth       Convertible
                                                  Portfolio      Portfolio      Portfolio
                                                 -----------    -----------    -----------
ASSETS:
Investments in securities at market
 value*                                          $   629,661    $   900,848    $   650,805
Short-term investments at amortized cost              72,000        125,000         97,000
Cash                                                       8            151            476
Receivables:
 Investment securities sold                               --         17,189             --
 Fund shares sold                                      4,050             --             --
 Dividends and interest                                1,004              8          3,539
Prepaid expenses                                       5,371          5,371          5,368
Reimbursement due from manager                         7,252          7,248          5,546
                                                 -----------    -----------    -----------
 Total assets                                        719,346      1,055,815        762,734
                                                 -----------    -----------    -----------
LIABILITIES:
Payable for investment securities
 purchased                                            24,445         24,963         30,460
Payable for fund shares redeemed                          --             33            299
Payable to affiliates                                    607            898            640
Other accrued expenses and liabilities                12,798         12,805          9,495
                                                 -----------    -----------    -----------
 Total liabilities                                    37,850         38,699         40,894
                                                 -----------    -----------    -----------
NET ASSETS                                       $   681,496    $ 1,017,116    $   721,840
                                                 -----------    -----------    -----------
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                      659,701      1,030,138        699,118
Accumulated net investment loss                       (1,090)        (1,042)        (1,091)
Accumulated net realized loss on
 investments                                          (6,584)       (66,405)        (4,318)
Net unrealized appreciation of
 investments                                          29,469         54,425         28,131
                                                 -----------    -----------    -----------
NET ASSETS                                       $   681,496    $ 1,017,116    $   721,840
                                                 ===========    ===========    ===========
* Cost of securities                             $   600,192    $   846,423    $   622,674
Class R:
Net assets                                               n/a            n/a            n/a
Shares authorized                                        n/a            n/a            n/a
Par value                                                n/a            n/a            n/a
Shares outstanding                                       n/a            n/a            n/a
Net asset value and redemption price
 per share                                               n/a            n/a            n/a
Class S:
Net assets                                       $   681,496    $ 1,017,116    $   721,840
Shares authorized                                  unlimited      unlimited      unlimited
Par value                                        $      0.01    $      0.01    $      0.01
Shares outstanding                                    66,093        105,304         69,283
Net asset value and redemption price
 per share                                       $     10.31    $      9.66    $     10.42

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF OPERATIONS For the year ended December 31, 2001
--------------------------------------------------------------------------------

                                                                           Pilgrim VP         Pilgrim VP         Pilgrim VP
                                                        Pilgrim VP           Growth             MidCap            SmallCap
                                                         MagnaCap        Opportunities      Opportunities       Opportunities
                                                        Portfolio          Portfolio          Portfolio           Portfolio
                                                       -----------       -------------      ------------       --------------
INVESTMENT INCOME:
 Dividends (net of foreign withholding tax)*           $    53,072       $      12,843      $      4,942       $       83,390
 Interest                                                   23,302              28,013            11,825              249,859
                                                       -----------       -------------      ------------       --------------
  Total investment income                                   76,374              40,856            16,767              333,249
                                                       -----------       -------------      ------------       --------------
EXPENSES:
 Investment advisory fees                                   25,988              56,460            21,825              815,899
 Shareholder service fees:
  Class S                                                    4,412               3,493               703               11,105
 Transfer agent fees                                         4,210              10,750             7,466                8,836
 Administrative and service fees                             3,465               7,528             2,910              108,786
 Custodian and fund accounting fees                         13,294              42,914            34,500               97,318
 Printing and postage expenses                               3,650               7,170             3,650               60,609
 Professional fees                                           8,436              17,854             9,558              158,346
 Trustee fees                                                  548                 548               547                9,500
 Miscellaneous expenses                                        749                 814               772                3,948
                                                       -----------       -------------      ------------       --------------
  Total expenses                                            64,752             147,531            81,931            1,274,347
 Less: Expenses reimbursed by investment advisor            29,999              76,892            54,998              285,870
                                                       -----------       -------------      ------------       --------------
  Net expenses                                              34,753              70,639            26,933              988,477
                                                       -----------       -------------      ------------       --------------
 Net investment income (loss)                               41,621             (29,783)          (10,166)            (655,228)
                                                       -----------       -------------      ------------       --------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized loss on investments                         (143,502)         (4,003,897)       (1,256,157)         (29,337,014)
 Net change in unrealized appreciation
  (depreciation) of investments                            (29,820)            987,091           393,412           (9,567,139)
                                                       -----------       -------------      ------------       --------------
 Net realized and unrealized loss on investments          (173,322)         (3,016,806)         (862,745)         (38,904,153)
                                                       -----------       -------------      ------------       --------------
  NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                     $  (131,701)      $  (3,046,589)     $   (872,911)      $  (39,559,381)
                                                       ===========       =============      ============       ==============
* Foreign withholding taxes                            $        74       $         --       $        --        $          594

                 See Accompanying Notes to Financial Statements

        STATEMENTS OF OPERATIONS for the period ended December 31, 2001
--------------------------------------------------------------------------------



                                                   Pilgrim VP      Pilgrim VP
                                                   Growth and       LargeCap        Pilgrim VP
                                                     Income          Growth         Convertible
                                                   Portfolio(1)    Portfolio(2)     Portfolio(3)
                                                     --------        --------         --------
INVESTMENT INCOME:
 Dividends                                           $  3,288        $    936         $  1,863
 Interest                                               1,194             734            5,623
                                                     --------        --------         --------
  Total investment income                               4,482           1,670            7,486
                                                     --------        --------         --------
EXPENSES:
 Investment advisory fees                               1,614           1,976            1,552
 Shareholder service fees:
  Class S                                                 538             659              517
 Transfer agent fees                                    2,644           2,644            2,151
 Administrative and service fees                          215             264              207
 Custodian and fund accounting fees                     4,445           4,445            3,112
 Printing and postage expenses                          1,778           1,778            1,244
 Professional fees                                      2,159           2,159            1,512
 Trustee fees                                             254             254              178
 Offering fees                                          4,629           4,629            4,632
 Miscellaneous expenses                                   279             254              178
                                                     --------        --------         --------
  Total expenses                                       18,555          19,062           15,283
 Less: Expenses reimbursed by investment
  advisor                                              16,148          16,145           12,992
                                                     --------        --------         --------
  Net expenses                                          2,407           2,917            2,291
                                                     --------        --------         --------
 Net investment income (loss)                           2,075          (1,247)           5,195
                                                     --------        --------         --------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on investments                  495         (66,405)          (1,881)
 Net change in unrealized appreciation of
  investments                                          29,469          54,425           28,131
                                                     --------        --------         --------
 Net realized and unrealized gain (loss) on
  investments                                          29,964         (11,980)          26,250
                                                     --------        --------         --------
  NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                         $ 32,039        $(13,227)        $ 31,445
                                                     ========        ========         ========

(1) Portfolio commenced operations on July 31, 2001.
(2) Portfolio commenced operations on August 2, 2001.
(3) Portfolio commenced operations on August 20, 2001.

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     Pilgrim VP
                                                     Pilgrim VP                  Growth Opportunities
                                                  MagnaCap Portfolio                  Portfolio
                                             ----------------------------    ----------------------------
                                                 Year           Period          Year           Period
                                                Ended           Ended           Ended          Ended
                                             December 31,    December 31,    December 31,    December 31,
                                                 2001           2000(1)          2001           2000(2)
                                             ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment income (loss)                 $     41,621    $      4,990    $    (29,783)   $     11,674
Net realized gain (loss) on investments          (143,502)        (27,832)     (4,003,897)     (1,152,276)
Net change in unrealized appreciation
 (depreciation) of investments                    (29,820)         17,440         987,091          62,600
                                             ------------    ------------    ------------    ------------
 Net decrease in net assets resulting from
  operations                                     (131,701)         (5,402)     (3,046,589)     (1,078,002)
                                             ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
 Class R                                          (24,178)         (4,689)             --         (10,795)
 Class S                                          (25,423)             --              --              --
Net realized gains from investments
 Class R                                               --              --              --              --
 Class S                                               --              --              --              --
                                             ------------    ------------    ------------    ------------
 Net decrease in net assets resulting from
  distributions to shareholders                   (49,601)         (4,689)             --         (10,795)
                                             ------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                7,882,757       1,323,691      13,711,812       7,670,215
Shares resulting from dividend
 reinvestments                                     49,601           4,689              --          10,795
Cost of shares redeemed                          (713,772)       (200,771)     (4,428,344)       (455,412)
                                             ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets
  resulting from capital share
  transactions                                  7,218,586       1,127,609       9,283,468       7,225,598
                                             ------------    ------------    ------------    ------------
Net increase (decrease) in net assets           7,037,284       1,117,518       6,236,879       6,136,801
                                             ------------    ------------    ------------    ------------
NET ASSETS:
Beginning of period                             1,117,518              --       6,136,801              --
                                             ------------    ------------    ------------    ------------
End of period                                $  8,154,802    $  1,117,518    $ 12,373,680    $  6,136,801
                                             ============    ============    ============    ============
Accumulated net investment income at
 end of period                               $         --    $        301    $         --    $        879
                                             ============    ============    ============    ============


                                                       Pilgrim VP                      Pilgrim VP
                                                  MidCap Opportunities           SmallCap Opportunities
                                                       Portfolio                        Portfolio
                                             ------------------------------    ------------------------------
                                                  Year           Period           Year             Year
                                                 Ended           Ended            Ended            Ended
                                              December 31,    December 31,      December 31,    December 31,
                                                  2001           2000(3)           2001             2000
                                             -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment income (loss)                 $     (10,166)   $       2,471    $    (655,228)   $     (73,555)
Net realized gain (loss) on investments         (1,256,157)        (265,992)     (29,337,014)       1,459,327
Net change in unrealized appreciation
 (depreciation) of investments                     393,412           71,702       (9,567,139)      (5,862,326)
                                             -------------    -------------    -------------    -------------
 Net decrease in net assets resulting from
  operations                                      (872,911)        (191,819)     (39,559,381)      (4,476,554)
                                             -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
 Class R                                              (381)          (2,188)              --               --
 Class S                                                --               --               --               --
Net realized gains from investments
 Class R                                                --               --         (248,319)     (13,017,949)
 Class S                                                --               --          (16,454)              --
                                             -------------    -------------    -------------    -------------
 Net decrease in net assets resulting from
  distributions to shareholders                       (381)          (2,188)        (264,773)     (13,017,949)
                                             -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                 5,574,063        2,330,810       71,921,597      123,698,339
Shares resulting from dividend
 reinvestments                                         381            2,188          264,773       13,017,949
Cost of shares redeemed                         (2,215,396)        (143,791)     (44,860,295)     (59,239,141)
                                             -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets
  resulting from capital share
  transactions                                   3,359,048        2,189,207       27,326,075       77,477,147
                                             -------------    -------------    -------------    -------------
Net increase (decrease) in net assets            2,485,756        1,995,200      (12,498,079)      59,982,644
                                             -------------    -------------    -------------    -------------
NET ASSETS:
Beginning of period                              1,995,200               --      131,514,311       71,531,667
                                             -------------    -------------    -------------    -------------
End of period                                $   4,480,956    $   1,995,200    $ 119,016,232    $ 131,514,311
                                             =============    =============    =============    =============
Accumulated net investment income at
 end of period                               $          --    $         283    $          --    $          --
                                             =============    =============    =============    =============

(1) Portfolio commenced operations on May 8, 2000.
(2) Portfolio commenced operations on May 3, 2000.
(3) Portfolio commenced operations on May 5, 2000.

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 Pilgrim VP        Pilgrim VP        Pilgrim VP
                                             Growth and Income   LargeCap Growth     Convertible
                                                 Portfolio          Portfolio         Portfolio
                                                -----------        -----------        -----------
                                                  Period             Period             Period
                                                   Ended              Ended             Ended
                                                December 31,       December 31,      December 31,
                                                   2001(1)            2001(2)           2001(3)
                                                -----------        -----------        -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment income (loss)                    $     2,075        $    (1,247)       $     5,195
Net realized gain (loss) on investments                 495            (66,405)            (1,881)
Net change in unrealized appreciation of
 investments                                         29,469             54,425             28,131
                                                -----------        -----------        -----------
 Net increase (decrease) in net assets
  resulting from operations                          32,039            (13,227)            31,445
                                                -----------        -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
 Class S                                             (1,855)                --             (4,854)
Net realized gains from investments
 Class S                                             (8,582)                --             (4,038)
                                                -----------        -----------        -----------
Net decrease in net assets resulting from
 distributions to shareholders                      (10,437)                --             (8,892)
                                                -----------        -----------        -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                    940,620          1,038,463            693,465
Shares resulting from dividend
 reinvestments                                       10,437                 --              8,892
Cost of shares redeemed                            (291,163)            (8,120)            (3,070)
                                                -----------        -----------        -----------
Net increase in net asset resulting from
 capital share transactions                         659,894          1,030,343            699,287
                                                -----------        -----------        -----------
Net increase in net assets                          681,496          1,017,116            721,840
                                                -----------        -----------        -----------
NET ASSETS:
Beginning of period                                      --                 --                 --
                                                -----------        -----------        -----------
End of period                                   $   681,496        $ 1,017,116        $   721,840
                                                ===========        ===========        ===========
Accumulated net investment loss at end of
 period                                         $    (1,090)       $    (1,042)       $    (1,091)
                                                ===========        ===========        ===========

(1) Portfolio commenced operations on July 31, 2001.
(2) Portfolio commenced operations on August 2, 2001.
(3) Portfolio commenced operations on August 20, 2001.

                 See Accompanying Notes to Financial Statements

PILGRIM VP MAGNACAP PORTFOLIO                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      Class S
                                                                      -------
                                                                       Period
                                                                       Ended
                                                                    December 31,
                                                                       2001(1)
                                                                       -------
Per Share Operating Performance:
 Net asset value, beginning of period                           $       9.59
 Income from investment operations:
 Net investment income                                          $       0.05
 Net realized and unrealized loss
 on investments                                                 $      (0.60)
 Total from investment operations                               $      (0.55)
 Less distributions from:
 Net investment income                                          $       0.06
 Total distributions                                            $       0.06
 Net asset value, end of period                                 $       8.98
 Total Return(2)                                                %      (5.75)
Ratios and Supplemental Data:
 Net assets, end of period (000's)                              $      5,854
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                            %       1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                               %       1.53
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                    %       1.13
 Portfolio turnover rate                                        %         72

(1)  The Portfolio commenced offering of Class S shares on May 7, 2001.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                   PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      Class S
                                                                      -------
                                                                       Period
                                                                       Ended
                                                                    December 31,
                                                                       2001(1)
                                                                       -------
Per Share Operating Performance:
 Net asset value, beginning of period                   $                6.90
 Income from investment operations:
 Net investment loss                                    $               (0.01)
 Net realized and unrealized loss
 on investments                                         $               (1.40)
 Total from investment operations                       $               (1.41)
 Net asset value, end of period                         $                5.49
 Total Return(2)                                        %              (20.43)
Ratios and Supplemental Data:
 Net assets, end of period (000's)                      $               5,387
 Ratio of expenses to average net assets
 after expense reimbursement(3)(4)                      %                1.10
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)                      %                2.58
 Ratio of net investment loss to average net
 assets after expense reimbursement(3)(4)               %               (0.72)
 Portfolio turnover rate                                %                 471

(1)  The Portfolio commenced offering of Class S shares on May 3, 2001.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

                 See Accompanying Notes to Financial Statements

PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      Class S
                                                                      -------
                                                                       Period
                                                                       Ended
                                                                    December 31,
                                                                       2001(1)
                                                                       -------
Per Share Operating Performance:
 Net asset value, beginning of period                         $          7.10
 Income from investment operations:
 Net investment loss                                          $         (0.01)
 Net realized and unrealized loss
 on investments                                               $         (1.05)
 Total from investment operations                             $         (1.06)
 Net asset value, end of period                               $          6.04
 Total Return(2)                                              %        (14.93)
Ratios and Supplemental Data:
 Net assets, end of period (000's)                            $           865
 Ratio of expenses to average net assets
 after expense reimbursement(3)(4)                            %          1.10
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)                            %          4.28
 Ratio of net investment loss to average
 net assets after expense reimbursement(3)(4)                 %         (0.67)
 Portfolio turnover rate                                      %           429

(1)  The Portfolio commenced offering of Class S shares on May 7, 2001.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                 PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      Class S
                                                                      -------
                                                                       Period
                                                                       Ended
                                                                    December 31,
                                                                       2001(1)
                                                                       -------
Per Share Operating Performance:
 Net asset value, beginning of period                     $             21.97
 Income from investment operations:
 Net investment loss                                      $             (0.05)
 Net realized and unrealized loss on
 investments                                              $             (3.01)
 Total from investment operations                         $             (3.06)
 Less distributions from:
 Net realized gains on investments                        $              0.05
 Total distributions                                      $              0.05
 Net asset value, end of period                           $             18.86
 Total Return(2)                                          %            (13.90)
Ratios and Supplemental Data:
 Net assets, end of period (000's)                        $            15,743
 Ratio of expenses to average net assets
 after expense reimbursement(3)(4)                        %              1.10
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)                        %              1.71
 Ratio of net investment loss to average
 net assets after expense reimbursement(3)(4)             %             (0.90)
 Portfolio turnover rate                                  %               304

(1)  The Portfolio commenced offering of Class S shares on May 3, 2001.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

                 See Accompanying Notes to Financial Statements

PILGRIM VP GROWTH AND INCOME PORTFOLIO                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      Class S
                                                                      -------
                                                                       Period
                                                                       Ended
                                                                    December 31,
                                                                       2001(1)
                                                                       -------
Per Share Operating Performance:
 Net asset value, beginning of period                         $         10.00
 Income from investment operations:
 Net investment income                                        $          0.03
 Net realized and unrealized gain on
 investments                                                  $          0.46
 Total from investment operations                             $          0.49
 Less distributions from:
 Net investment income                                        $          0.03
 Net realized gains on investments                            $          0.15
 Total distributions                                          $          0.18
 Net asset value, end of period                               $         10.31
 Total Return(2)                                              %          4.92
Ratios and Supplemental Data:
 Net assets, end of period (000's)                            $           681
 Ratio of expenses to average net assets
 after expense reimbursement(3)(4)                            %          1.10
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)                            %          8.57
 Ratio of net investment income to average
 net assets after expense reimbursement(3)(4)                 %          0.96
 Portfolio turnover rate                                      %            22

(1)  The Portfolio commenced operations on July 31, 2001.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                        PILGRIM VP LARGECAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      Class S
                                                                      -------
                                                                       Period
                                                                       Ended
                                                                    December 31,
                                                                       2001(1)
                                                                       -------
Per Share Operating Performance:
 Net asset value, beginning of period                    $             10.00
 Income from investment operations:
 Net investment loss                                     $             (0.01)
 Net realized and unrealized loss on
 investments                                             $             (0.33)
 Total from investment operations                        $             (0.34)
 Net asset value, end of period                          $              9.66
 Total Return(2)                                         %             (3.40)
Ratios and Supplemental Data:
 Net assets, end of period (000's)                       $             1,017
 Ratio of expenses to average net assets
 after expense reimbursement(3)(4)                       %              1.10
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)                       %              7.19
 Ratio of net investment loss to average net
 assets after expense reimbursement(3)(4)                %             (0.47)
 Portfolio turnover rate                                 %               159

(1)  The Portfolio commenced operations on August 2, 2001.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

                 See Accompanying Notes to Financial Statements

PILGRIM VP CONVERTIBLE PORTFOLIO                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      Class S
                                                                      -------
                                                                      Period
                                                                       Ended
                                                                    December 31,
                                                                       2001(1)
                                                                       -------
Per Share Operating Performance:
 Net asset value, beginning of period                      $           10.00
 Income from investment operations:
 Net investment income                                     $            0.08
 Net realized and unrealized gain on
 investments                                               $            0.49
 Total from investment operations                          $            0.57
 Less distributions from:
 Net investment income                                     $            0.08
 Net realized gains on investments                         $            0.07
 Total distributions                                       $            0.15
 Net asset value, end of period                            $           10.42
 Total Return(2)                                           %            5.67
Ratios and Supplemental Data:
 Net assets, end of period (000's)                         $             722
 Ratio of expenses to average net assets
 after expense reimbursement(3)(4)                         %            1.10
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)                         %            7.33
 Ratio of net investment income to average
 net assets after expense reimbursement(3)(4)              %            2.49
 Portfolio turnover rate                                   %              14

(1)  The Portfolio commenced operations on August 20, 2001.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

                 See Accompanying Notes to Financial Statements

             NOTES TO FINANCIAL STATEMENTS as of December 31, 2001
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. The Pilgrim Variable Products Trust ("Trust") is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The names of the seven investment series which offer Class S shares and their respective investment objectives are set forth below.

Pilgrim VP MagnaCap Portfolio ("MagnaCap Portfolio") is a diversified portfolio whose investment objective is growth of capital through investments in common stock of companies that have paid increasing dividends or have had the capability to pay rising dividends from their operations, with dividend income as a second consideration.

Pilgrim VP Growth Opportunities Portfolio ("Growth Opportunities Portfolio") is a diversified portfolio which seeks long-term growth of capital through investments in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.

Pilgrim VP MidCap Opportunities Portfolio ("MidCap Opportunities Portfolio") is a diversified portfolio which seeks long-term capital appreciation through investments in common stock of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth.

Pilgrim VP SmallCap Opportunities Portfolio ("SmallCap Opportunities Portfolio", formerly Emerging Growth Portfolio) is a diversified portfolio with the investment objective of long-term capital appreciation by investing primarily in small to mid-sized companies that are believed to have above average prospects for growth.

Pilgrim VP Growth and Income Portfolio ("Growth and Income Portfolio") is a diversified portfolio which seeks long-term capital appreciation with income as a secondary objective.

Pilgrim VP LargeCap Growth Portfolio ("LargeCap Growth Portfolio") is a diversified portfolio which seeks long-term capital appreciation by investing primarily in stocks from a universe of U.S. companies with market capitalization corresponding to the upper 90% of the S&P 500 Index.

Pilgrim VP Convertible Portfolio ("Convertible Portfolio") is a diversified portfolio which seeks to maximize total return by investing primarily in convertible securities, while maintaining aggregate risk measures similar to that of the overall convertible universe.

MagnaCap, Growth Opportunities, MidCap Opportunities and SmallCap Opportunities portfolios offer Class R and Class S shares. The two classes differ principally in the applicable shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing fees.

On September 1, 2000, ING Groep N.V. (NYSE: ING) acquired ReliaStar, the indirect parent company of Pilgrim Investments, Inc., Adviser to the Trust and Pilgrim Group, Inc., Administrator to the Trust. In conjunction with the acquisition, the Adviser and Administrator changed their names to ING Pilgrim Investments, Inc. and ING Pilgrim Group, Inc., respectively, effective September 8, 2000. Effective February 26, 2001, ING Pilgrim Investments, Inc. was merged into the newly formed ING Pilgrim Investments, LLC. Effective February 27, 2001, ING Pilgrim Group, Inc. was merged into the newly formed ING Pilgrim Group, LLC.

Security Valuation. Equity securities are valued daily at closing sales prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid and asked prices for such securities, or if such prices are not available, at prices provided by market makers, or at prices for securities of comparable maturity, quality and type. Short-term debt instruments with remaining maturities of less

--------------------------------------------------------------------------------

than 60 days at the date of acquisition are valued at amortized cost, unless the Trustees of the Trust determine that amortized cost does not reflect the fair value of such obligations. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Trustees of the Trust. The books and records of the Portfolios are maintained in U.S. dollars.

Management's Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security Transactions, Investment Income, Expenses. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis except when collection is not expected. Discounts are accreted, and premiums amortized to par at maturity based on the scientific method. Dividend income is recorded on the ex-dividend date.

Distribution to Shareholders. Dividends from net investment income are declared and paid quarterly by the Portfolios. Distributions of net realized capital gains, if any, are declared annually; however, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. The Portfolios may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

At December 31, 2001, the following reclassifications were made:

                                          Accumulated           Accumulated
                           Paid-in      net investment       net realized gain
                           capital       income (loss)     (loss) on investments
                           -------       -------------     ---------------------
MagnaCap Portfolio        $  (7,679)      $   7,679             $      --
Growth Opportunities
  Portfolio                 (28,904)         28,904                    --
MidCap Opportunities
  Portfolio                 (10,264)         10,264                    --
SmallCap Opportunities
  Portfolio                (660,882)        655,228                 5,654
Growth and Income
  Portfolio                    (193)         (1,310)                1,503
LargeCap Growth
  Portfolio                    (205)            205                    --
Convertible Portfolio          (169)         (1,432)                1,601

Foreign Currency. Investments in securities, foreign currency holdings, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at each days current exchange rate. Translation gains or losses due to changes in exchange rates and realized gains or losses from the sale of foreign currencies, and settlement of forward foreign currency contracts and other foreign denominated receivables and payables are translated at the rates of exchange prevailing on the respective dates of such transactions. Such translation gains are not isolated on the accompanying statements of operations.

Foreign Currency Forward Contracts. The Portfolios may enter into foreign currency forward contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Portfolios agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Portfolios' net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

--------------------------------------------------------------------------------

Options. The Portfolios may write (sell) and purchase put and call options. The premium collected or paid by a Portfolio for the sale or purchase of a call or put option is recorded as an investment and subsequently "marked to market" to reflect the current market value of the option. If an option which a Portfolio has sold or purchased expires on the stipulated expiration date, the Portfolio realizes a gain or loss in the amount of the premium received or paid for the option.

For written options, the Portfolio's obligation may be discharged in three ways:
(1) the option expires on the stipulated expiration date; (2) the option holder exercises the right to call (buy) or put (sell) the security, or (3) the Portfolio enters into a closing transaction. If the option is held until expiration, the Portfolio recognizes a gain equal to the amount of premium received. If the written call option is exercised by the counterparty, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If the written put option is exercised by the counterparty, the premium reduces the cost basis of the securities purchased by the Portfolio. If the Portfolio enters into a closing transaction, a gain or loss is recognized equal to the difference between the premium received by the Portfolio from the counterparty and the amount paid by the Portfolio on effecting a closing purchase transaction, including brokerage commissions. As the writer of options, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. At December 31, 2001, none of the Portfolios had any open options.

Futures Contracts. The Portfolios may invest in futures contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Portfolios' agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by the Portfolios each day, depending upon the daily fluctuations in the fair value of the underlying instrument. The Portfolios recognize a gain or loss equal to the daily variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios' basis in the contract.

Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. At December 31, 2001, none of the Portfolios had any open futures contracts.

Repurchase Agreements. The Portfolios' Custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

Federal Income Taxes. The Trust intends to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to distribute all of the taxable net income to respective shareholders. Therefore, no Federal income tax provision or excise tax provision is required.

NOTE 2 -- INVESTMENT ADVISORY, ADMINISTRATIVE AND SHAREHOLDER SERVICE FEES

ING Pilgrim Investments, LLC (the "Adviser") serves as each Portfolio's investment adviser. The Adviser receives an investment advisory fee calculated at an annual rate of 0.75% of average daily net assets from each Portfolio. ING Pilgrim Group, LLC (the "Administrator") serves as each Portfolio's administrator. Each Portfolio pays the Administrator a fee calculated at an annual rate of 0.10% of average daily net assets.

For Class R shares, the Adviser has voluntarily agreed to limit the expenses of the MagnaCap Portfolio, Growth Opportunities Portfolio, MidCap Opportunities Portfolio and SmallCap Opportunities Portfolio to 0.90% of the average daily net assets.

--------------------------------------------------------------------------------

For Class S shares, the Adviser has voluntarily agreed to limit the expenses of the MagnaCap Portfolio, Growth Opportunities Portfolio, MidCap Opportunities Portfolio and SmallCap Opportunities Portfolio to 1.10% of the average daily net assets.

Class S shares of each Portfolio are subject to a Shareholder Services Plan (the "Plan"). Under the Plan, each Portfolio pays the Administrator a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Administrator is entitled to use the proceeds from the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries for providing services to shareholders of Class S shares.

At December 31, 2001, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

                   Accrued       Accrued         Accrued     Recoupment
                  Advisory   Administrative   Distribution   of Waived
                    Fees          Fees            Fees          Fees      Total
                    ----          ----            ----          ----      -----
MagnaCap
  Portfolio        $ 4,860      $   648         $   915       $ 8,414    $14,837
Growth
  Opportunities
  Portfolio          7,339          978             785            --      9,102
MidCap
  Opportunities
  Portfolio          2,809          385             156            --      3,350
SmallCap
  Opportunities
  Portfolio         72,826       10,357           2,314            --     85,497
Growth and
  Income
  Portfolio            414           55             138            --        607
LargeCap
  Growth
  Portfolio            612           82             204            --        898
Convertible
  Portfolio            436           58             146            --        640

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds of sales of investments (excluding short-term investments) for the year ended December 31, 2001 were as follows:

                       VP MagnaCap          VP Growth                 VP MidCap
                        Portfolio    Opportunities Portfolio   Opportunities Portfolio
                        ---------    -----------------------   -----------------------
Aggregate purchases    $8,536,233          $41,349,970               $14,969,835
Aggregate sales        $2,104,343          $32,717,127               $11,343,877

                             VP SmallCap           VP Growth and       VP LargeCap     VP Convertible
                       Opportunities Portfolio   Income Portfolio   Growth Portfolio     Portfolio
                       -----------------------   ----------------   ----------------     ---------
Aggregate purchases          $355,684,401            $704,931          $1,985,646         $693,625
Aggregate sales              $318,702,359            $105,235          $1,072,819         $ 70,972

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

                                                             Class R              Class S
                                                   ---------------------------  ------------
                                                    Year Ended   Period Ended   Period Ended
                                                   December 31,   December 31,   December 31,
                                                       2001         2000(1)        2001(2)
                                                   -----------    -----------    -----------
MagnaCap Portfolio
 (Number of Shares)
Shares sold                                            206,930        129,967        667,086
Shares issued as reinvestment of dividends               2,776            466          2,964
Shares redeemed                                        (62,576)       (19,898)       (17,862)
                                                   -----------    -----------    -----------
Net increase in shares outstanding                     147,130        110,535        652,188
                                                   ===========    ===========    ===========
MagnaCap Portfolio ($)
Shares sold                                        $ 1,906,554    $ 1,323,691    $ 5,976,203
Shares issued as reinvestment of dividends              24,179          4,689         25,422
Shares redeemed                                       (553,215)      (200,771)      (160,557)
                                                   -----------    -----------    -----------
Net increase                                       $ 1,377,518    $ 1,127,609    $ 5,841,068
                                                   ===========    ===========    ===========

(1)  Portfolio commenced operations on May 8, 2000.
(2)  Class S commenced offering of shares on May 7, 2001.

--------------------------------------------------------------------------------

                                                             Class R              Class S
                                                   ---------------------------  ------------
                                                    Year Ended   Period Ended   Period Ended
                                                   December 31,   December 31,   December 31,
                                                       2001         2000(1)        2001(2)
                                                   -----------    -----------    -----------
Growth Opportunities Portfolio
 (Number of Shares)
Shares sold                                            993,011        733,345      1,265,321
Shares issued as reinvestment of dividends                  --          1,049             --
Shares redeemed                                       (404,985)       (46,714)      (285,001)
                                                   -----------    -----------    -----------
Net increase in shares outstanding                     588,026        687,680        980,320
                                                   ===========    ===========    ===========
Growth Opportunities Portfolio ($)
Shares sold                                        $ 6,419,382    $ 7,670,215    $ 7,292,430
Shares issued as reinvestment of dividends                  --         10,795             --
Shares redeemed                                     (2,709,308)      (455,412)    (1,719,036)
                                                   -----------    -----------    -----------
Net increase                                       $ 3,710,074    $ 7,225,598    $ 5,573,394
                                                   ===========    ===========    ===========

(1) Portfolio commenced operations on May 3, 2000.
(2) Class S commenced offering of shares on May 3, 2001.

                                                             Class R              Class S
                                                   ---------------------------  ------------
                                                    Year Ended   Period Ended   Period Ended
                                                   December 31,   December 31,   December 31,
                                                       2001         2000(1)        2001(2)
                                                   -----------    -----------    -----------
MidCap Opportunities Portfolio
 (Number of Shares)
Shares sold                                            561,336        235,198        311,365
Shares issued as reinvestment of dividends                  59            231             --
Shares redeemed                                       (185,530)       (15,081)      (168,202)
                                                   -----------    -----------    -----------
Net increase in shares outstanding                     375,865        220,348        143,163
                                                   ===========    ===========    ===========
MidCap Opportunities Portfolio ($)
Shares sold                                        $ 3,711,327    $ 2,330,810    $ 1,862,736
Shares issued as reinvestment of dividends                 381          2,188             --
Shares redeemed                                     (1,218,251)      (143,791)      (997,145)
                                                   -----------    -----------    -----------
Net increase                                       $ 2,493,457    $ 2,189,207    $   865,591
                                                   ===========    ===========    ===========

(1)  Portfolio commenced operations on May 5, 2000.
(2)  Class S commenced offering of shares on May 7, 2001.

                                                             Class R              Class S
                                                   ---------------------------  ------------
                                                    Year Ended   Period Ended   Period Ended
                                                   December 31,   December 31,   December 31,
                                                       2001         2000(1)        2001(2)
                                                   -----------    -----------    -----------
SmallCap Opportunities Portfolio
 (Number of Shares)
Shares sold                                           2,451,404      3,873,691     1,149,053
Shares issued as reinvestment of dividends               15,338        454,534         1,017
Shares redeemed                                      (1,916,552)    (1,855,553)     (315,388)
                                                   ------------   ------------   -----------
Net increase in shares outstanding                      550,190      2,472,672       834,682
                                                   ============   ============   ===========
SmallCap Opportunities Portfolio ($)
Shares sold                                        $ 49,377,479   $123,698,339   $22,544,118
Shares issued as reinvestment of dividends              248,319     13,017,949        16,454
Shares redeemed                                     (38,757,211)   (59,239,141)   (6,103,084)
                                                   ------------   ------------   -----------
Net increase                                       $ 10,868,587   $ 77,477,147   $16,457,488
                                                   ============   ============   ===========

(1)  Class S commenced offering of shares on May 3, 2001.

--------------------------------------------------------------------------------

                                                                      Class S
                                                                    ------------
                                                                    Period Ended
                                                                    December 31,
                                                                      2001(1)
                                                                    -----------
Growth and Income Portfolio
 (Number of Shares)
Shares sold                                                              95,143
Shares issued as reinvestment of dividends                                1,037
Shares redeemed                                                         (30,087)
                                                                    -----------
Net increase in shares outstanding                                       66,093
                                                                    ===========
Growth and Income Portfolio ($)
Shares sold                                                         $   940,620
Shares issued as reinvestment of dividends                               10,437
Shares redeemed                                                        (291,163)
                                                                    -----------
Net increase                                                        $   659,894
                                                                    ===========


                                                                      Class S
                                                                    ------------
                                                                    Period Ended
                                                                    December 31,
                                                                      2001(1)
                                                                    -----------
LargeCap Growth Portfolio
 (Number of Shares)
Shares sold                                                             106,116
Shares issued as reinvestment of dividends                                   --
Shares redeemed                                                            (812)
                                                                    -----------
Net increase in shares outstanding                                      105,304
                                                                    ===========
LargeCap Growth Portfolio ($)
Shares sold                                                         $ 1,038,463
Shares issued as reinvestment of dividends                                   --
Shares redeemed                                                          (8,120)
                                                                    -----------
Net increase                                                        $ 1,030,343
                                                                    ===========


                                                                      Class S
                                                                    ------------
                                                                    Period Ended
                                                                    December 31,
                                                                      2001(1)
                                                                    -----------
Convertible Portfolio
 (Number of Shares)
Shares sold                                                              68,725
Shares issued as reinvestment of dividends                                  853
Shares redeemed                                                            (295)
                                                                    -----------
Net increase in shares outstanding                                       69,283
                                                                    ===========
Convertible Portfolio ($)
Shares sold                                                         $   693,465
Shares issued as reinvestment of dividends                                8,892
Shares redeemed                                                          (3,070)
                                                                    -----------
Net increase                                                        $   699,287
                                                                    ===========

(1)  Portfolio commenced operations on July 31, 2001.
(2)  Portfolio commenced operations on August 2, 2001.
(3)  Portfolio commenced operations on August 20,2001.

--------------------------------------------------------------------------------

NOTE 5 -- FEDERAL INCOME TAX -- CAPITAL LOSS CARRYFORWARD

Capital loss carryforwards available for federal income tax purposes as of December 31, 2001 were as follows:

                                                  Amount       Expiration Date
                                                  ------       ---------------
MagnaCap Portfolio                            $  171,334            2009
Growth Opportunities
 Portfolio                                     4,906,849            2009
MidCap Opportunities
 Portfolio                                     1,445,961            2008
SmallCap Opportunities
 Portfolio                                    37,311,416            2009
LargeCap Growth Portfolio                         43,574         2009-2010

To the extent any future capital gains are offset by these loss carryforwards, such gains may not be distributed to Shareholders.

NOTE 6 -- SECURITY LOANS

Each Portfolio may lend its securities to brokers, dealers and other financial institutions in amounts up to one third of the value of its total assets. The loans are fully collateralized at all times by cash or liquid high grade securities. As with other extensions of credit, the Portfolios may bear risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolios receive compensation for lending their securities in the form of fees or all or a portion of the income from investments of the collateral. The Portfolios also continue to earn income on the securities loaned. At December 31, 2001, the Portfolios did not have any securities on loan.

NOTE 7 -- SUBSEQUENT EVENTS

Effective May 1, 2002 the following changes to the names of the Funds and Series will occur:

Old Name                                 New Name
--------                                 --------
Pilgrim Variable Products Trust          ING Variable Products Trust
Pilgrim VP MagnaCap Portfolio            ING VP MagnaCap Portfolio
Pilgrim VP Growth Opportunities          ING VP Growth Opportunities
  Portfolio                              Portfolio
Pilgrim VP MidCap Opportunities          ING VP MidCap Opportunities
  Portfolio                              Portfolio
Pilgrim VP SmallCap Opportunities        ING VP SmallCap Opportunities
  Portfolio                              Portfolio
Pilgrim VP Growth and Income             ING VP Large Company Value
  Portfolio                              Portfolio
Pilgrim VP LargeCap Growth Portfolio     ING VP LargeCap Growth Portfolio
Pilgrim VP Convertible Portfolio         ING VP Convertible Portfolio

Effective March 1, 2002, the Adviser, Distributor and Administator will change their names as follows:

Old Name                                 New Name
--------                                 --------
ING Pilgrim Investments, LLC             ING Investments, LLC
ING Pilgrim Securities, Inc.             ING Funds Distributor, Inc.
ING Pilgrim Group, LLC                   ING Funds Services, LLC

Pilgrim VP
MagnaCap
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2001
--------------------------------------------------------------------------------

    Shares                                                               Value
    ------                                                               -----
COMMON STOCK: 89.51%
                        Banks: 3.98%
     1,500              Bank of America Corp.                         $  94,425
     2,600              FleetBoston Financial Corp.                      94,900
     4,800              US Bancorp                                      100,464
       800              Wells Fargo & Co.                                34,760
                                                                      ---------
                                                                        324,549
                                                                      ---------
                        Beverages: 1.04%
     1,800              Coca-Cola Co.                                    84,870
                                                                      ---------
                                                                         84,870
                                                                      ---------
                        Chemicals: 2.36%
     1,900              Air Products & Chemicals, Inc.                   89,129
     2,000              PPG Industries, Inc.                            103,440
                                                                      ---------
                                                                        192,569
                                                                      ---------
                        Computers: 2.24%
     8,200              Compaq Computer Corp.                            80,032
     4,100       @      EMC Corp.-Mass                                   55,104
     2,300              Hewlett-Packard Co.                              47,242
                                                                      ---------
                                                                        182,378
                                                                      ---------
                        Cosmetics/Personal Care: 1.17%
     1,600              Kimberly-Clark Corp.                             95,680
                                                                      ---------
                                                                         95,680
                                                                      ---------
                        Electric: 10.22%
     4,700              Duke Energy Corp.                               184,522
     3,200              Entergy Corp.                                   125,152
     1,300              FPL Group, Inc.                                  73,320
    12,400       @      Reliant Resources, Inc.                         204,724
     4,850              The Southern Co.                                122,948
     2,600              TXU Corp.                                       122,590
                                                                      ---------
                                                                        833,256
                                                                      ---------
                        Electrical Components & Equipment: 1.40%
     2,000              Emerson Electric Co.                            114,200
                                                                      ---------
                                                                        114,200
                                                                      ---------
                        Electronics: 0.72%
     2,300              Avnet, Inc.                                      58,581
                                                                      ---------
                                                                         58,581
                                                                      ---------
                        Food: 1.89%
     1,800              HJ Heinz Co.                                     74,016
     3,600              Sara Lee Corp.                                   80,028
                                                                      ---------
                                                                        154,044
                                                                      ---------

                        Forest Products & Paper: 2.49%
     1,500              International Paper Co.                          60,525
     2,600              Mead Corp.                                       80,314
     1,100              Temple-Inland, Inc.                              62,403
                                                                      ---------
                                                                        203,242
                                                                      ---------
                        Healthcare-Services: 1.00%
       700       @      Wellpoint Health
                        Networks                                         81,795
                                                                      ---------
                                                                         81,795
                                                                      ---------
                        Household
                        Products/Wares: 1.35%
     1,250              Avery Dennison Corp.                             70,663
     1,000              Fortune Brands, Inc.                             39,590
                                                                      ---------
                                                                        110,253
                                                                      ---------
                        Insurance: 12.82%
     3,600              Allstate Corp.                                  121,320
     1,500              Chubb Corp.                                     103,500
     2,300              Cigna Corp.                                     213,095
     3,500              Jefferson-Pilot Corp.                           161,945
     3,100              Loews Corp.                                     171,678
     3,500              Old Republic Intl. Corp.                         98,035
       900       @      Principal Financial Group                        21,600
     3,500              St. Paul Cos.                                   153,895
                                                                      ---------
                                                                      1,045,068
                                                                      ---------
                        Leisure Time: 0.93%
     2,700              Carnival Corp.                                   75,816
                                                                      ---------
                                                                         75,816
                                                                      ---------
                        Machinery-Construction & Mining: 1.15%
     1,800              Caterpillar, Inc.                                94,050
                                                                      ---------
                                                                         94,050
                                                                      ---------
                        Mining: 3.86%
     5,650              Alcoa, Inc.                                     200,858
     3,200       @      Freeport-McMoran Copper & Gold, Inc              42,848
     4,200     @,@@     Inco Ltd.                                        71,148
                                                                      ---------
                                                                        314,854
                                                                      ---------
                        Miscellaneous Manufacturing: 3.71%
     7,700              Honeywell Intl., Inc.                           260,414
       710      @@      Tyco Intl. Ltd.                                  41,819
                                                                      ---------
                                                                        302,233
                                                                      ---------
                        Oil & Gas: 9.94%
     2,000              Amerada Hess Corp.                              125,000
     2,000              Anadarko Petroleum Corp.                        113,700
     2,460              Apache Corp.                                    122,705
     1,000              ChevronTexaco Corp.                              89,610
     2,000              Conoco, Inc.                                     56,600
     1,000              Exxon Mobil Corp.                                39,300
     1,200              GlobalSantaFe Corp.                              34,224
     2,100              Kerr-McGee Corp.                                115,080
     1,900              Phillips Petroleum Co.                          114,494
                                                                      ---------
                                                                        810,713
                                                                      ---------
                        Oil & Gas Services: 0.41%
     2,550              Halliburton Co.                                  33,405
                                                                      ---------
                                                                         33,405
                                                                      ---------
                        Pharmaceuticals: 5.92%
     2,100              Bristol-Myers Squibb Co.                        107,100
     2,700              Merck & Co., Inc.                               158,760
     2,900              Pharmacia Corp.                                 123,685
     2,600              Schering-Plough Corp.                            93,105
                                                                      ---------
                                                                        482,650
                                                                      ---------
                        Pipelines: 1.97%
     3,600              EL Paso Corp.                                   160,596
                                                                      ---------
                                                                        160,596
                                                                      ---------
                        Retail: 7.37%
     2,100              CVS Corp.                                        62,160
     2,300              Darden Restaurants, Inc.                         81,420
     2,700              May Department Stores Co.                        99,846
     6,100              McDonald's Corp.                                161,467
     3,200              RadioShack Corp.                                 96,320
     2,100              Sears Roebuck and Co.                           100,044
                                                                      ---------
                                                                        601,257
                                                                      ---------
                        Semiconductors: 0.88%
     4,500       @      Advanced Micro Devices                           71,370
                                                                      ---------
                                                                         71,370
                                                                      ---------

                 See Accompanying Notes to Financial Statements

Pilgrim VP
MagnaCap
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2001 (Continued)
--------------------------------------------------------------------------------

    Shares                                                               Value
    ------                                                               -----
                Telecommunications: 8.02%
   6,600   @    3Com Corp.                                            $  42,108
   7,100   @    ADC Telecommunications, Inc.                             32,660
   1,400        Alltel Corp.                                             86,422
   5,800   @    AT&T Wireless Services, Inc.                             83,345
   4,500        Sprint Corp.                                             90,360
   8,200   @    Tellabs, Inc.                                           122,672
  13,950   @    WorldCom, Inc.-WorldCom Group                           196,416
                                                                      ---------
                                                                        653,983
                                                                      ---------
                Tobacco: 2.67%
   4,750        Philip Morris Cos., Inc.                                217,788
                                                                      ---------
                                                                        217,788
                                                                      ---------
                Total Common Stock (Cost $7,311,580)                  7,299,200

 Principal
  Amount                                                                Value
  ------                                                                -----
SHORT-TERM INVESTMENTS: 15.65%
              Repurchase Agreement: 15.65%
$1,276,000    State Street Repurchase Agreement 1.500%,
                due 01/02/02, (Collateralized by $965,000
                U.S. Treasury Bonds, 9.000%, Due 11/15/18,
                Market Value $1,305,643)                            $ 1,276,000
                                                                    -----------
              Total Short-Term Investments
              (Cost $1,276,000)                                       1,276,000
                                                                    -----------
              Total Investments in Securities
              (Cost $ 8,587,580)*                     105.16%       $ 8,575,200
              Other Assets and Liabilities-Net         -5.16%          (420,398)
                                                     -------        -----------
              Net Assets                              100.00%       $ 8,154,802
                                                     =======        ===========

* Cost for federal income tax purposes is the same as for financial statement purposes.

       Net unrealized depreciation consists of:
          Gross Unrealized Appreciation           $   300,641
          Gross Unrealized Depreciation              (313,021)
                                                  -----------
          Net Unrealized Depreciation             $   (12,380)
                                                  ===========

@    Non-income producing security
@@   Foreign Issuer

                 See Accompanying Notes to Financial Statements

Pilgrim VP
Growth
Opportunities
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2001
--------------------------------------------------------------------------------

    Shares                                                               Value
    ------                                                               -----
COMMON STOCK: 87.86%
                        Airlines: 0.88%
     5,900              Southwest Airlines                            $ 109,032
                                                                      ---------
                                                                        109,032
                                                                      ---------
                        Apparel: 4.91%
     5,400       @      Coach, Inc.                                     210,492
     3,900       @      Jones Apparel Group, Inc.                       129,363
     2,000              Liz Claiborne, Inc.                              99,500
     3,000              Nike, Inc.                                      168,720
                                                                      ---------
                                                                        608,075
                                                                      ---------
                        Biotechnology: 4.06%
     2,800       @      Affymetrix, Inc.                                105,700
     2,100       @      IDEC Pharmaceuticals Corp.                      144,753
     5,400       @      Immunomedics, Inc.                              109,404
     2,300       @      InterMune, Inc.                                 113,298
       700       @      Transkaryotic Therapies, Inc.                    29,960
                                                                      ---------
                                                                        503,115
                                                                      ---------
                        Chemicals: 0.90%
     1,400       @      Cabot Microelectronics Corp.                    110,950
                                                                      ---------
                                                                        110,950
                                                                      ---------
                        Commercial Services: 1.89%
     4,200       @      AMN Healthcare Services, Inc.                   115,080
     3,500       @      Weight Watchers Intl., Inc.                     118,370
                                                                      ---------
                                                                        233,450
                                                                      ---------
                        Computers: 6.83%
       900       @      Affiliated Computer Services, Inc.               95,517
     5,200       @      Brocade Communications System                   172,224
     9,600       @      Concurrent Computer Corp.                       142,560
     3,000       @      Manhattan Associates, Inc.                       87,450
     5,400       @      Numerical Technologies, Inc.                    190,080
     3,500       @      Veritas Software Corp.                          156,905
                                                                      ---------
                                                                        844,736
                                                                      ---------
                        Diversified Financial Services: 0.82%
       720              Citigroup, Inc.                                  36,346
       700              Goldman Sachs Group, Inc.                        64,925
                                                                      ---------
                                                                        101,271
                                                                      ---------

                        Electrical Components & Equipment: 1.22%
     4,200       @      Wilson Greatbatch
                        Technologies,
                        Inc.                                          $ 151,620
                                                                      ---------
                                                                        151,620
                                                                      ---------
                        Electronics: 2.80%
     1,800     @,@@     Flextronics Intl.
                        Ltd.                                             43,182
     4,500       @      Photon Dynamics,
                        Inc.                                            205,425
     4,900       @      Sanmina Corp.                                    97,510
                                                                      ---------
                                                                        346,117
                                                                      ---------
                        Entertainment: 1.88%
     3,400       @      International
                        Game
                        Technology                                      232,220
                                                                      ---------
                                                                        232,220
                                                                      ---------
                        Healthcare-Products: 1.17%
     2,900       @      Guidant Corp.                                   144,420
                                                                      ---------
                                                                        144,420
                                                                      ---------
                        Healthcare-Services: 0.99%
     5,600       @      AMERIGROUP
                        Corp.                                           122,080
                                                                      ---------
                                                                        122,080
                                                                      ---------
                        Home Builders: 2.42%
     2,700              Centex Corp.                                    154,143
     4,500              DR Horton, Inc.                                 146,070
                                                                      ---------
                                                                        300,213
                                                                      ---------
                        Home Furnishings: 0.69%
     2,500       @      Polycom, Inc.                                    86,000
                                                                      ---------
                                                                         86,000
                                                                      ---------
                        Internet: 4.21%
     2,100       @      eBay, Inc.                                      140,490
        17       @      Infospace, Inc.                                      35
     2,200       @      Internet Security Systems                        70,532
     5,300       @      Network Associates, Inc.                        137,005
    10,400       @      Riverstone Networks, Inc.                       172,640
                                                                      ---------
                                                                        520,702
                                                                      ---------
                        Leisure Time: 0.56%
     2,400       @      Travelocity.com                                  68,904
                                                                      ---------
                                                                         68,904
                                                                      ---------
                        Media: 1.89%
     4,600       @      Clear Channel Communications                    234,186
                                                                      ---------
                                                                        234,186
                                                                      ---------
                        Oil & Gas: 3.09%
     1,870              Apache Corp.                                     93,276
     3,800              Ensco Intl., Inc.                                94,430
     3,200              GlobalSantaFe Corp.                              91,264
     3,000       @      Nabors Industries, Inc.                         102,990
                                                                      ---------
                                                                        381,960
                                                                      ---------
                        Oil & Gas Services: 5.98%
     6,600              Baker Hughes, Inc.                              240,702
     4,600       @      BJ Services Co.                                 149,270
     2,700       @      Cooper Cameron Corp.                            108,972
     4,500       @      Smith Intl., Inc.                               241,290
                                                                      ---------
                                                                        740,234
                                                                      ---------
                        Packaging & Containers: 0.89%
     6,200       @      Pactiv Corp.                                    110,050
                                                                      ---------
                                                                        110,050
                                                                      ---------
                        Pharmaceuticals: 8.65%
     4,400       @      Abgenix, Inc.                                   148,016
     4,100     @,@@     Biovail Corp.                                   230,625
     2,600       @      CV Therapeutics, Inc.                           135,252
     1,000       @      Gilead Sciences, Inc.                            65,720
     5,700       @      ISIS Pharmaceuticals, Inc.                      126,483
     2,200       @      Neurocrine Biosciences, Inc.                    112,882
     4,400       @      Sepracor, Inc.                                  251,064
                                                                      ---------
                                                                      1,070,042
                                                                      ---------
                        Retail: 7.79%
     3,200       @      Copart, Inc.                                    116,384
     3,200              Darden Restaurants, Inc.                        113,280
     2,300              Lowe's Cos.                                     106,743
     5,700       @      Office Depot, Inc.                              105,678
     4,900              Pier 1 Imports, Inc.                             84,966
     5,800       @      Staples, Inc.                                   108,460
     2,500              Tiffany & Co.                                    78,675
       800       @      Tricon Global Restaurants, Inc.                  39,360
     4,900       @      Williams-Sonoma, Inc.                           210,210
                                                                      ---------
                                                                        963,756
                                                                      ---------

                 See Accompanying Notes to Financial Statements

Pilgrim VP
Growth
Opportunities
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2001 (Continued)
--------------------------------------------------------------------------------
    Shares                                                               Value
    ------                                                               -----
                     Semiconductors: 16.82%
    10,600   @,@@    ATI Technologies, Inc.                          $  134,620
     2,600     @     Broadcom Corp.                                     106,262
     5,100     @     ESS Technology                                     108,426
     6,600     @     Fairchild Semiconductor Intl., Inc.                186,120
     3,400   @,@@    Genesis Microchip, Inc.                            224,808
     3,500     @     Intersil Corp.                                     112,875
     5,800   @,@@    Marvell Technology Group Ltd.                      207,756
     2,600     @     Microchip Technology, Inc.                         100,724
     3,500     @     Micron Technology, Inc.                            108,500
     3,400     @     National Semiconductor Corp.                       104,686
       600     @     Novellus Systems, Inc.                              23,670
     3,600     @     Nvidia Corp.                                       240,840
     5,500   @,@@    O2Micro Intl. Ltd.                                 132,275
     4,100     @     Semtech Corp.                                      146,329
    15,000   @,@@    United Microelectronics ADR                        144,000
                                                                     ----------
                                                                      2,081,891
                                                                     ----------
                     Software: 3.89%
       600     @     Advent Software, Inc.                               29,970
     3,300     @     Electronic Arts, Inc.                              197,834
     2,600     @     PDF Solutions, Inc.                                 54,600
     1,400     @     Peoplesoft, Inc.                                    56,280
     4,200     @     Seachange Intl., Inc.                              143,304
                                                                     ----------
                                                                        481,988
                                                                     ----------
                     Telecommunications: 2.63%
     4,800     @     Aeroflex, Inc.                                      90,864
     3,600     @     Emulex Corp.                                       142,236
     4,800     @     RF Micro Devices, Inc.                              92,304
                                                                     ----------
                                                                        325,404
                                                                     ----------
                     Total Common Stock
                     (Cost $ 9,822,725)                              10,872,416
                                                                     ----------

Principal
 Amount                                                                 Value
 ------                                                                 -----
  SHORT-TERM INVESTMENTS: 12.40%
                     Repurchase Agreement: 12.40%
$ 1,534,000          State Street Repurchase Agreement, 1.500%,
                       due 01/02/02, (Collateralized by
                       $1,380,000 U.S. Treasury Notes, 7.000%,
                       Due 07/15/06, Market Value $1,566,027)      $  1,534,000
                                                                   ------------
                     Total Short-Term Investments
                     (Cost $1,534,000)                                1,534,000
                                                                   ------------
                     Total Investments in Securities
                       (Cost $ 11,356,725)*              100.26%   $ 12,406,416
                     Other Assets and Liabilities -- Net  -0.26%        (32,736)
                                                         ------    ------------
                     Net Assets                          100.00%   $ 12,373,680
                                                         ======    ============

* Cost for federal income tax purposes is $11,606,050. Net unrealized appreciation consists of:

          Gross Unrealized Appreciation                            $    973,802
          Gross Unrealized Depreciation                                (173,435)
                                                                   ------------
          Net Unrealized Appreciation                              $    800,367
                                                                   ============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt

                 See Accompanying Notes to Financial Statements

Pilgrim VP
MidCap
Opportunities
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2001
--------------------------------------------------------------------------------

    Shares                                                               Value
    ------                                                               -----
COMMON STOCK: 99.14%
                        Apparel: 1.70%
     1,100       @      Jones Apparel Group, Inc.                       $36,487
       800              Liz Claiborne, Inc.                              39,800
                                                                        -------
                                                                         76,287
                                                                        -------
                        Biotechnology: 2.75%
     1,800       @      Affymetrix, Inc.                                 67,950
       800       @      IDEC Pharmaceuticals Corp.                       55,144
                                                                        -------
                                                                        123,094
                                                                        -------
                        Commercial Services: 4.35%
     2,100       @      KPMG Consulting, Inc.                            34,797
     2,700       @      Robert Half Intl., Inc.                          72,090
     2,600       @      Weight Watchers Intl., Inc.                      87,932
                                                                        -------
                                                                        194,819
                                                                        -------
                        Computers: 4.23%
       400       @      Affiliated Computer Services, Inc.               42,452
     2,000       @      Brocade Communications System                    66,240
     1,800       @      Veritas Software Corp.                           80,694
                                                                        -------
                                                                        189,386
                                                                        -------
                        Electric: 0.29%
       800       @      Reliant Resources, Inc.                          13,208
                                                                        -------
                                                                         13,208
                                                                        -------
                        Electronics: 4.71%
       500       @      Amphenol Corp.                                   24,025
     2,700     @,@@     Flextronics Intl. Ltd.                           64,773
       500              Millipore Corp.                                  30,350
     1,700       @      Sanmina-SCI Corp.                                33,830
     1,500       @      Waters Corp.                                     58,125
                                                                        -------
                                                                        211,103
                                                                        -------
                        Entertainment: 1.83%
     1,200       @      International Game Technology                    81,960
                                                                        -------
                                                                         81,960
                                                                        -------
                        Forest Products & Paper: 0.69%
     1,000              Mead Corp.                                       30,890
                                                                        -------
                                                                         30,890
                                                                        -------
                        Home Builders: 2.58%
     1,000              Centex Corp.                                     57,090
     1,800              DR Horton, Inc.                                  58,428
                                                                        -------
                                                                        115,518
                                                                        -------
                        Home Furnishings: 0.69%
       900       @      Polycom, Inc.                                    30,960
                                                                        -------
                                                                         30,960
                                                                        -------
                        Insurance: 3.77%
     1,800      @@      ACE Ltd.                                         72,270
       600              Gallagher, Arthur J. & Co.                       20,694
     1,800       @      Principal Financial Group                        43,200
     1,400     @,@@     Willis Group Holdings Ltd.                       32,970
                                                                        -------
                                                                        169,134
                                                                        -------
                        Internet: 3.94%
       800     @,@@     Check Point Software Technologies                31,912
     5,400       @      i2 Technologies, Inc.                            42,660
     1,700       @      Network Associates, Inc.                         43,945
     3,500       @      Riverstone Networks, Inc.                        58,100
                                                                        -------
                                                                        176,617
                                                                        -------
                        Iron/Steel: 2.01%
     1,700              Nucor Corp.                                      90,032
                                                                        -------
                                                                         90,032
                                                                        -------
                        Lodging: 0.73%
     1,100              Starwood Hotels & Resorts Worldwide, Inc.        32,835
                                                                        -------
                                                                         32,835
                                                                        -------
                        Miscellaneous Manufacturing: 0.50%
       300              Eaton Corp.                                      22,323
                                                                        -------
                                                                         22,323
                                                                        -------
                        Oil & Gas: 7.19%
       970              Apache Corp.                                     48,384
     3,600              Ensco Intl., Inc.                                89,460
     3,100              GlobalSantaFe Corp.                              88,412
     2,800       @      Nabors Industries, Inc.                          96,124
                                                                        -------
                                                                        322,380
                                                                        -------
                        Oil & Gas Services: 6.24%
     1,400       @      BJ Services Co.                                  45,430
     1,100       @      Cooper Cameron Corp.                             44,396
     1,800       @      Smith Intl., Inc.                                96,516
     2,500       @      Weatherford Intl., Inc.                          93,150
                                                                        -------
                                                                        279,492
                                                                        -------
                        Packaging & Containers: 1.47%
     3,700       @      Pactiv Corp.                                     65,675
                                                                        -------
                                                                         65,675
                                                                        -------
                        Pharmaceuticals: 5.46%
     1,800       @      Abgenix, Inc.                                    60,552
     1,300     @,@@     Biovail Corp.                                    73,125
       300       @      Gilead Sciences, Inc.                            19,716
     1,600       @      Sepracor, Inc.                                   91,296
                                                                        -------
                                                                        244,689
                                                                        -------
                        Retail: 14.04%
       100       @      Autozone, Inc.                                    7,180
       800       @      Best Buy Co., Inc.                               59,584
     3,500              Circuit City Stores, Inc.                        90,825
     2,800              Darden Restaurants, Inc.                         99,120
     4,200       @      Office Depot, Inc.                               77,868
     1,300              Ross Stores, Inc.                                41,704
     4,200       @      Staples, Inc.                                    78,540
     1,000              Tiffany & Co.                                    31,470
       900       @      Tricon Global Restaurants, Inc.                  44,280
     2,300       @      Williams-Sonoma, Inc.                            98,670
                                                                        -------
                                                                        629,241
                                                                        -------
                        Semiconductors: 14.09%
     2,000       @      Agere Systems, Inc.                              11,380
     5,200     @,@@     ARM Holdings PLC                                 81,068
     6,800     @,@@     ATI Technologies, Inc.                           86,360
     3,800       @      Fairchild Semiconductor Intl., Inc.             107,160
     1,400       @      Intersil Corp.                                   45,150
     2,200     @,@@     Marvell Technology Group Ltd.                    78,804
     1,400       @      Microchip Technology, Inc.                       54,236
       300       @      Novellus Systems, Inc.                           11,835
     1,200       @      Nvidia Corp.                                     80,280
     2,100       @      Semtech Corp.                                    74,949
                                                                        -------
                                                                        631,222
                                                                        -------
                        Software: 7.25%
     1,700     @,@@     Business Objects SA                              57,460
     1,700       @      Electronic Arts, Inc.                           101,915
     2,600       @      Mercury Interactive Corp.                        88,348
       800       @      Peoplesoft, Inc.                                 32,160
     2,300       @      Rational Software Corp.                          44,850
                                                                        -------
                                                                        324,733
                                                                        -------

                 See Accompanying Notes to Financial Statements

Pilgrim VP
MidCap
Opportunities
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2001 (Continued)
--------------------------------------------------------------------------------

 Shares                                                                Value
 ------                                                                -----
               Telecommunications: 4.82%
  2,600   @    Avaya, Inc.                                            $  31,590
  2,000   @    Emulex Corp.                                              79,020
    600   @    RF Micro Devices, Inc.                                    11,538
  3,300   @    UTStarcom, Inc.                                           94,050
                                                                      ---------
                                                                        216,198
                                                                      ---------
               Transportation: 3.81%
  1,600        Expeditors Intl. Washington, Inc.                         91,120
  3,700   @    Swift Transportation Co., Inc.                            79,587
                                                                      ---------
                                                                        170,707
                                                                      ---------
               Total Common Stock
               (Cost $ 3,977,389)                                     4,442,503
                                                                      ---------

Principal
 Amount                                                                 Value
 ------                                                                 -----
SHORT-TERM INVESTMENTS: 6.56%
               Repurchase Agreement: 6.56%
$   294,000    State Street Repurchase Agreement, 1.500%
                 due 01/02/02, (Collateralized by $275,000
                 U.S. Treasury Notes, 6.500%, Due 10/15/06,
                 Market Value $301,813)                              $   294,000
                                                                    -----------
               Total Short-Term Investments
               (Cost $294,000)                                          294,000
                                                                    -----------
               Total Investments in Securities
               (Cost $ 4,271,389)*                    105.70%       $ 4,736,503
               Other Assets and Liabilities-Net        -5.70%          (255,547)
                                                     -------        -----------
               Net Assets                             100.00%       $ 4,480,956
                                                     =======        ===========

* Cost for federal income tax purposes is $4,347,576. Net unrealized appreciation consists of:

          Gross Unrealized Appreciation                             $   432,524
          Gross Unrealized Depreciation                                 (43,597)
                                                                    -----------
          Net Unrealized Appreciation                               $   388,927
                                                                    ===========

@    Non-income producing security
@@   Foreign Issuer

                 See Accompanying Notes to Financial Statements

Pilgrim VP
SmallCap
Opportunities
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2001
--------------------------------------------------------------------------------

    Shares                                                               Value
    ------                                                               -----
COMMON STOCK: 94.88%
                  Advertising: 0.51%
   26,500    @    Getty Images, Inc.                                 $  608,970
                                                                     ----------
                                                                        608,970
                                                                     ----------
                  Apparel: 2.40%
   42,637    @    Coach, Inc.                                         1,661,990
  100,100    @    Gymboree Corp.                                      1,194,193
                                                                     ----------
                                                                      2,856,183
                                                                     ----------
                  Auto Parts & Equipment: 0.35%
   26,000    @    Aftermarket Technology Corp.                          421,200
                                                                     ----------
                                                                        421,200
                                                                     ----------
                  Biotechnology: 3.39%
   35,500    @    Arqule, Inc.                                          603,500
   39,400    @    Immunomedics, Inc.                                    798,244
   28,000    @    InterMune, Inc.                                     1,379,280
   27,100    @    Maxygen                                               476,147
   18,200    @    Transkaryotic Therapies, Inc.                         778,960
                                                                     ----------
                                                                      4,036,131
                                                                     ----------
                  Chemicals: 0.98%
   14,700    @    Cabot Microelectronics Corp.                        1,164,975
                                                                     ----------
                                                                      1,164,975
                                                                     ----------
                  Commercial Services: 2.31%
   46,200    @    AMN Healthcare Services, Inc.                       1,265,880
   44,000    @    Cross Country, Inc.                                 1,166,000
   20,300    @    First Consulting Group, Inc.                          314,650
                                                                     ----------
                                                                      2,746,530
                                                                     ----------
                  Computers: 7.24%
   21,500    @    CACI Intl., Inc.                                      848,928
   27,600    @    Cognizant Technology Solutions Corp.                1,131,048
   52,600    @    Concurrent Computer Corp.                             781,110
   48,700    @    Magma Design Automation, Inc.                       1,474,636
   22,600    @    Nassda Corp.                                          508,274
   50,500    @    Netscout Systems, Inc.                                399,455
   37,300    @    Netscreen Technologies, Inc.                          825,449
   41,700    @    Numerical Technologies, Inc.                        1,467,840
   16,400    @    Pec Solutions, Inc.                                   616,804
   26,100    @    Tier Technologies, Inc.                               562,716
                                                                     ----------
                                                                      8,616,260
                                                                     ----------
                  Electrical Components & Equipment: 1.03%
   34,000    @    Wilson Greatbatch Technologies, Inc.                1,227,400
                                                                     ----------
                                                                      1,227,400
                                                                     ----------
                  Electronics: 1.13%
   29,500    @    Photon Dynamics, Inc.                               1,346,675
                                                                     ----------
                                                                      1,346,675
                                                                     ----------
                  Environmental Control: 0.73%
   14,300    @    Stericycle, Inc.                                      870,584
                                                                     ----------
                                                                        870,584
                                                                     ----------
                  Healthcare-Products: 2.46%
   37,400    @    Advanced Neuromodulation Systems, Inc.              1,318,350
   11,300    @    Cyberonics                                            299,789
    9,477    @    Kensey Nash Corp.                                     170,586
    7,600    @    Ocular Sciences, Inc.                                 177,080
   39,000    @    Therasense, Inc.                                      967,200
                                                                     ----------
                                                                      2,933,005
                                                                     ----------
                  Healthcare-Services: 4.05%
   54,100    @    AMERIGROUP Corp.                                    1,179,380
   20,600    @    Dianon Systems, Inc.                                1,252,480
   23,500    @    Matria Healthcare, Inc.                               813,805
   59,100    @    Odyssey HealthCare, Inc.                            1,533,054
    2,200    @    Option Care, Inc.                                      43,010
                                                                     ----------
                                                                      4,821,729
                                                                     ----------
                  Home Builders: 2.69%
   35,800         KB Home                                             1,435,580
   12,400         Ryland Group, Inc.                                    907,680
   19,600    @    Toll Brothers, Inc.                                   860,440
                                                                     ----------
                                                                      3,203,700
                                                                     ----------
                  Home Furnishings: 1.68%
   35,200    @    Furniture Brands Intl., Inc.                        1,127,104
   25,300    @    Polycom, Inc.                                         870,320
                                                                     ----------
                                                                      1,997,424
                                                                     ----------

                  Internet: 8.83%
   80,800    @    Alloy, Inc.                                         1,739,624
   39,500    @    Digital Insight Corp.                                 883,220
   76,500    @    Digital River, Inc.                                 1,217,880
   49,500    @    DoubleClick, Inc.                                     561,330
   33,100    @    F5 Networks, Inc.                                     712,974
   22,400    @    Internet Security Systems                             718,144
   88,900    @    Riverstone Networks, Inc.                           1,475,740
   83,800    @    S1 Corp.                                            1,355,884
   44,900    @    Verity, Inc.                                          909,225
   29,000    @    Websense, Inc.                                        930,030
                                                                     ----------
                                                                     10,504,051
                                                                     ----------
                  Leisure Time: 1.28%
   27,100    @    Direct Focus, Inc.                                    845,520
   23,700    @    Travelocity.com                                       680,427
                                                                     ----------
                                                                      1,525,947
                                                                     ----------
                  Lodging: 1.27%
   63,200   @@    Fairmont Hotels & Resorts, Inc.                     1,510,480
                                                                     ----------
                                                                      1,510,480
                                                                     ----------
                  Machinery-Diversified: 2.14%
   90,400         Agco Corp.                                          1,426,512
   27,500    @    Brooks Automation, Inc.                             1,118,425
                                                                     ----------
                                                                      2,544,937
                                                                     ----------
                  Media: 0.75%
   55,500    @    Cumulus Media, Inc.                                   897,990
                                                                     ----------
                                                                        897,990
                                                                     ----------
                  Miscellaneous Manufacturing: 1.07%
   40,700    @    Applied Films Corp.                                 1,271,875
                                                                     ----------
                                                                      1,271,875
                                                                     ----------
                  Oil & Gas: 0.98%
   49,800    @    Patterson-UTI Energy, Inc.                          1,160,838
                                                                     ----------
                                                                      1,160,838
                                                                     ----------
                  Oil & Gas Services: 2.36%
   25,800    @    Cooper Cameron Corp.                                1,041,288
   32,900    @    Smith Intl., Inc.                                   1,764,098
                                                                     ----------
                                                                      2,805,386
                                                                     ----------

                 See Accompanying Notes to Financial Statements

Pilgrim VP
SmallCap
Opportunities
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2001 (Continued)
--------------------------------------------------------------------------------

    Shares                                                               Value
    ------                                                               -----
                     Pharmaceuticals: 6.87%
    55,500     @     American Pharmaceutical Partners, Inc.         $ 1,154,400
    42,700     @     BioMarin Pharmaceuticals, Inc.                     573,888
    20,900     @     CV Therapeutics, Inc.                            1,087,218
    18,200     @     Emisphere Technologies, Inc.                       580,762
    28,600     @     ISIS Pharmaceuticals, Inc.                         634,634
    64,200     @     Ligand Pharmaceuticals, Inc.                     1,149,180
    21,700     @     Neopharm, Inc.                                     543,585
    31,500     @     Neurocrine Biosciences, Inc.                     1,616,265
    21,900     @     NPS Pharmaceuticals, Inc.                          838,770
                                                                    -----------
                                                                      8,178,702
                                                                    -----------
                     Retail: 13.71%
     6,300     @     Advance Auto Parts                                 313,425
    43,600     @     AnnTaylor Stores Corp.                           1,526,000
    41,100     @     The Cheesecake Factory                           1,429,047
     6,800     @     Christopher & Banks Corp.                          232,900
    38,200     @     Circuit City Stores, Inc.                          868,668
    24,500     @     Copart, Inc.                                       891,065
    24,500           Fred's, Inc.                                     1,003,520
    21,400     @     Krispy Kreme Doughnuts, Inc.                       945,880
    36,000     @     Michaels Stores, Inc.                            1,186,200
    15,400     @     O'Reilly Automotive, Inc.                          561,638
    60,100     @     Petsmart, Inc.                                     591,384
    31,200     @     PF Chang's China Bistro, Inc.                    1,475,760
    65,700           Pier 1 Imports, Inc.                             1,139,238
    42,100     @     Tweeter Home Entertainment Group, Inc.           1,220,900
    57,100     @     Urban Outfitters, Inc.                           1,377,252
    36,200     @     Williams-Sonoma, Inc.                            1,552,980
                                                                    -----------
                                                                     16,315,857
                                                                    -----------
                     Semiconductors: 10.49%
    52,700     @     ESS Technology                                   1,120,402
    25,100   @,@@    Genesis Microchip, Inc.                          1,659,612
    55,900     @     Kulicke & Soffa Industries, Inc.                   958,685
    43,900     @     Logicvision, Inc.                                  559,725
    33,000     @     LTX Corp.                                          691,020
    61,800     @     Monolithic System Technology, Inc.               1,273,080
    67,900   @,@@    O2Micro Intl. Ltd.                               1,632,995
   116,200     @     Oak Technology, Inc.                             1,597,750
    38,600     @     Photronics, Inc.                                 1,210,110
    16,900     @     Rudolph Technologies, Inc.                         580,008
    35,500     @     Silicon Laboratories, Inc.                       1,196,705
                                                                    -----------
                                                                     12,480,092
                                                                    -----------
                     Software: 10.55%
    41,800     @     Activision, Inc.                                 1,087,218
     5,700     @     Advent Software, Inc.                              284,715
    82,700     @     Borland Software Corp.                           1,295,082
    45,300     @     Concord Communications, Inc.                       935,445
    76,600     @     HPL Technologies, Inc.                           1,367,310
    73,900     @     JD Edwards & Co.                                 1,215,655
    38,000     @     JDA Software Group, Inc.                           849,300
    69,100     @     Manugistics Group, Inc.                          1,456,628
    37,300     @     Midway Games, Inc.                                 559,873
    43,300     @     PDF Solutions, Inc.                                909,300
    23,300   @,@@    Precise Software Solutions Ltd.                    481,378
    33,800     @     Seachange Intl., Inc.                            1,153,256
    19,700     @     THQ, Inc.                                          954,859
                                                                    -----------
                                                                     12,550,019
                                                                    -----------
                     Telecommunications: 2.48%
    47,000     @     Aeroflex, Inc.                                     889,710
    61,600     @     Computer Network Technology Corp.                1,095,864
    80,500     @     Harmonic, Inc.                                     967,610
                                                                    -----------
                                                                      2,953,184
                                                                    -----------
                     Transportation: 1.15%
     8,700     @     Forward Air Corp.                                  295,104
    50,200     @     Swift Transportation Co., Inc.                   1,079,802
                                                                    -----------
                                                                      1,374,906
                                                                    -----------
                     Total Common Stock
                     (Cost $ 99,759,529)                            112,925,030
                                                                    -----------

Principal
 Amount                                                                Value
 ------                                                                -----
 SHORT-TERM INVESTMENTS: 6.03%
              Repurchase Agreement: 6.03%
$7,177,000    State Street Repurchase Agreement, 1.500%
                due 01/02/02, (Collateralized by $6,330,000
                U.S. Treasury Bonds, 6.875%, Due 08/15/25,
                Market Value $7,324,994)                          $   7,177,000
                                                                  -------------
              Total Short-Term Investments
                (Cost $7,177,000)                                     7,177,000
                                                                  -------------
              Total Investments in Securities
               (Cost $ 106,936,529)*               100.91%        $ 120,102,030
              Other Assets and Liabilities-Net      -0.91%           (1,085,798)
                                                   ------         -------------
              Net Assets                           100.00%        $ 119,016,232
                                                   ======         =============

* Cost for federal income tax purposes is $108,006,630. Net unrealized appreciation consists of:

          Gross Unrealized Appreciation                           $  13,785,600
          Gross Unrealized Depreciation                              (1,690,200)
                                                                  --------------
          Net Unrealized Appreciation                             $  12,095,400
                                                                  =============

@    Non-income producing security
@@   Foreign Issuer

                 See Accompanying Notes to Financial Statements

Pilgrim VP
Growth and
Income
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2001
--------------------------------------------------------------------------------

   Shares                                                              Value
   ------                                                              -----
COMMON STOCK: 92.40%

                        Banks: 4.99%
       200              Bank of America Corp.                          $ 12,590
       300              FleetBoston Financial Corp.                      10,950
       500              US Bancorp                                       10,465
                                                                       --------
                                                                         34,005
                                                                       --------
                        Beverages: 1.38%
       200              Coca-Cola Co.                                     9,430
                                                                       --------
                                                                          9,430
                                                                       --------
                        Chemicals: 1.52%
       200              PPG Industries, Inc.                             10,344
                                                                       --------
                                                                         10,344
                                                                       --------
                        Computers: 3.25%
       600              Compaq Computer Corp.                             5,856
       600       @      EMC Corp.--Mass.                                  8,064
       400              Hewlett-Packard Co.                               8,216
                                                                       --------
                                                                         22,136
                                                                       --------
                         Cosmetics/Personal Care: 0.88%
       100              Kimberly-Clark Corp.                              5,980
                                                                       --------
                                                                          5,980
                                                                       --------
                        Electric: 6.91%
       200              Duke Energy Corp.                                 7,852
       300              Entergy Corp.                                    11,733
       900       @      Reliant Resources, Inc.                          14,859
       500              The Southern Co.                                 12,675
                                                                       --------
                                                                         47,119
                                                                       --------
                        Electrical Components & Equipment: 1.68%
       200              Emerson Electric Co.                             11,420
                                                                       --------
                                                                         11,420
                                                                       --------
                        Food: 0.98%
       300              Sara Lee Corp.                                    6,669
                                                                       --------
                                                                          6,669
                                                                       --------
                        Forest Products & Paper: 3.44%
       300              International Paper Co.                          12,105
       200              Temple-Inland, Inc.                              11,346
                                                                       --------
                                                                         23,451
                                                                       --------
                        Healthcare--Services: 1.71%
       100       @      Wellpoint Health Networks                        11,685
                                                                       --------
                                                                         11,685
                                                                       --------
                        Insurance: 10.88%
       200              Allstate Corp.                                    6,740
       200              Chubb Corp.                                      13,800
       200              Cigna Corp.                                      18,530
       200              Loews Corp.                                      11,076
       300              Old Republic Intl. Corp.                          8,403
       100       @      Principal Financial Group                         2,400
       300              St. Paul Cos.                                    13,191
                                                                       --------
                                                                         74,140
                                                                       --------
                        Leisure Time: 1.65%
       400              Carnival Corp.                                   11,232
                                                                       --------
                                                                         11,232
                                                                       --------
                        Machinery-Construction & Mining: 1.53%
       200              Caterpillar, Inc.                                10,450
                                                                       --------
                                                                         10,450
                                                                       --------
                        Mining: 5.33%
       500              Alcoa, Inc.                                      17,775
       500       @      Freeport-McMoran Copper & Gold, Inc.              6,695
       700     @,@@     Inco Ltd.                                        11,858
                                                                       --------
                                                                         36,328
                                                                       --------
                        Miscellaneous Manufacturing: 4.47%
       900              Honeywell Intl., Inc.                            30,438
                                                                       --------
                                                                         30,438
                                                                       --------
                        Oil & Gas: 11.88%
       200              Amerada Hess Corp.                               12,500
       300              Anadarko Petroleum Corp.                         17,055
       220              Apache Corp.                                     10,974
       100              ChevronTexaco Corp.                               8,961
       300              Conoco, Inc.                                      8,490
       200              Kerr-McGee Corp.                                 10,960
       200              Phillips Petroleum Co.                           12,052
                                                                       --------
                                                                         80,992
                                                                       --------
                        Pharmaceuticals: 6.39%
       200              Bristol-Myers Squibb Co.                         10,200
       300              Merck & Co., Inc.                                17,640
       200              Pharmacia Corp.                                   8,530
       200              Schering-Plough Corp.                             7,162
                                                                       --------
                                                                         43,532
                                                                       --------
                        Pipelines: 2.62%
       400              EL Paso Corp.                                    17,844
                                                                       --------
                                                                         17,844
                                                                       --------
                        Retail: 10.33%
       200              CVS Corp.                                         5,920
       400              Darden Restaurants, Inc.                         14,160
       300              May Department Stores Co.                        11,094
       600              McDonald's Corp.                                 15,882
       300              RadioShack Corp.                                  9,030
       300              Sears Roebuck and Co.                            14,292
                                                                       --------
                                                                         70,378
                                                                       --------
                        Semiconductors: 1.40%
       600       @      Advanced Micro Devices                            9,516
                                                                       --------
                                                                          9,516
                                                                       --------
                        Telecommunications: 7.16%
       600       @      3Com Corp.                                        3,828
       700       @      ADC Telecommunications, Inc.                      3,220
       500       @      AT&T Wireless Services, Inc.                      7,185
       900       @      Tellabs, Inc.                                    13,464
     1,500       @      WorldCom, Inc.--WorldCom Group                   21,120
                                                                       --------
                                                                         48,817
                                                                       --------
                        Tobacco: 2.02%
       300              Philip Morris Cos., Inc.                         13,755
                                                                       --------
                                                                         13,755
                                                                       --------
                        Total Common Stock
                        (Cost $600,192)                                 629,661
                                                                       --------

                 See Accompanying Notes to Financial Statements

Pilgrim VP
Growth and
Income
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2001 (Continued)
--------------------------------------------------------------------------------

Principal
 Amount                                                                 Value
 ------                                                                 -----
SHORT-TERM INVESTMENTS: 10.56%
                Repurchase Agreement: 10.56%
$    72,000     State Street Repurchase Agreement, 1.500%,
                  due 01/02/02, (Collateralized by $70,000
                  U.S. Treasury Notes, 6.875%, Due 05/15/06,
                  Market Value $77,393)                               $  72,000
                                                                      ---------
                Total Short-Term Investments
                  (Cost $72,000)                                         72,000
                                                                      ---------
                Total Investments in Securities
                  (Cost $ 672,192)*                       102.96%     $ 701,661
                Other Assets and Liabilities--Net          -2.96%       (20,165)
                                                          ------      ---------
                Net Assets                                100.00%     $ 681,496
                                                          ======      =========

* Cost for federal income tax purposes is $672,192. Net unrealized appreciation consists of:

          Gross Unrealized Appreciation                               $  41,902
          Gross Unrealized Depreciation                                 (12,433)
                                                                      ---------
          Net Unrealized Appreciation                                 $  29,469
                                                                      =========

@    Non-income producing security
@@   Foreign Issuer

                 See Accompanying Notes to Financial Statements

Pilgrim VP
LargeCap
Growth
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2001
--------------------------------------------------------------------------------


    Shares                                                              Value
    ------                                                              -----
COMMON STOCK: 88.57%
                        Airlines: 1.82%
     1,000              Southwest Airlines                              $18,480
                                                                        -------
                                                                         18,480
                                                                        -------
                        Apparel: 2.21%
       400              Nike, Inc.                                       22,496
                                                                        -------
                                                                         22,496
                                                                        -------
                        Biotechnology: 5.74%
       400       @      Genzyme Corp.-General Division                   23,944
       500       @      IDEC Pharmaceuticals Corp.                       34,465
                                                                        -------
                                                                         58,409
                                                                        -------
                        Commercial Services: 2.12%
       800     @,@@     Accenture Ltd.                                   21,536
                                                                        -------
                                                                         21,536
                                                                        -------
                        Computers: 11.24%
       900       @      Brocade Communications System                    29,808
       900       @      Dell Computer Corp.                              24,462
       200              International Business Machines Corp.            24,192
       200       @      Lexmark Intl., Inc.                              11,800
       500       @      Sun Microsystems, Inc.                            6,150
       400       @      Veritas Software Corp.                           17,932
                                                                        -------
                                                                        114,344
                                                                        -------
                        Diversified Financial
                        Services: 4.27%
       210              Citigroup, Inc.                                  10,601
       150              Goldman Sachs Group, Inc.                        13,913
       200              Lehman Brothers Holdings, Inc.                   13,360
       100              Morgan Stanley Dean Witter & Co.                  5,594
                                                                        -------
                                                                         43,468
                                                                        -------
                        Electronics: 3.30%
       900     @,@@     Flextronics Intl. Ltd.                           21,591
       600       @      Sanmina Corp.                                    11,940
                                                                        -------
                                                                         33,531
                                                                        -------
                        Healthcare-Products: 2.45%
       500       @      Guidant Corp.                                    24,900
                                                                        -------
                                                                         24,900
                                                                        -------
                        Internet: 4.05%
       200       @      eBay, Inc.                                       13,380
     1,800              Charles Schwab Corp.                             27,846
                                                                        -------
                                                                         41,226
                                                                        -------
                        Leisure Time: 2.21%
       800              Carnival Corp.                                   22,464
                                                                        -------
                                                                         22,464
                                                                        -------
                        Media: 7.21%
       600       @      Clear Channel Communications                     30,546
       700       @      Univision Communications, Inc.                   28,322
       700              Walt Disney Co.                                  14,504
                                                                        -------
                                                                         73,372
                                                                        -------
                        Oil & Gas: 2.24%
       400              Anadarko Petroleum Corp.                         22,740
                                                                        -------
                                                                         22,740
                                                                        -------
                        Oil & Gas Services: 2.87%
       800              Baker Hughes, Inc.                               29,176
                                                                        -------
                                                                         29,176
                                                                        -------
                        Pharmaceuticals: 2.90%
       200       @      Forest Laboratories, Inc.                        16,390
       200       @      Gilead Sciences, Inc.                            13,144
                                                                        -------
                                                                         29,534
                                                                        -------
                        Retail: 7.73%
       500       @      Bed Bath & Beyond, Inc.                          16,950
       300       @      Costco Wholesale Corp.                           13,314
       700              Lowe's Cos.                                      32,487
       600              McDonald's Corp.                                 15,882
                                                                        -------
                                                                         78,633
                                                                        -------
                        Semiconductors: 18.86%
       300       @      Applied Materials, Inc.                          12,030
       600       @      Broadcom Corp.                                   24,522
       300       @      Cypress Semiconductor Corp.                       5,979
       735              Intel Corp.                                      23,116
       250       @      Maxim Integrated Products                        13,127
       600       @      Micron Technology, Inc.                          18,600
       800       @      National Semiconductor Corp.                     24,632
       200       @      Nvidia Corp.                                     13,380
     1,300     @,@@     Taiwan Semiconductor Manufacturing Co. Ltd.      22,321
       190              Texas Instruments, Inc.                           5,320
     3,000     @,@@     United Microelectronics                          28,800
                                                                        -------
                                                                        191,827
                                                                        -------
                        Software: 5.57%
       200       @      Microsoft Corp.                                  13,250
       800       @      Peoplesoft, Inc.                                 32,160
       400       @      Siebel Systems, Inc.                             11,192
                                                                        -------
                                                                         56,602
                                                                        -------
                        Telecommunications: 1.78%
     1,000       @      Cisco Systems, Inc.                              18,110
                                                                        -------
                                                                         18,110
                                                                        -------
                        Total Common Stock
                        (Cost $846,423)                                 900,848
                                                                        -------

                 See Accompanying Notes to Financial Statements

Pilgrim VP
LargeCap
Growth
Portfolio
          PORTFOLIO OF INVESTMENTS as of December 31, 2001 (Continued)
--------------------------------------------------------------------------------

Principal
 Amount                                                              Value
SHORT-TERM INVESTMENTS: 12.29%
                  Repurchase Agreement: 12.29%
$   125,000       State Street Repurchase Agreement, 1.500%
                    due 01/02/02, (Collateralized by $125,000
                    U.S. Treasury Notes, 4.250%, Due 03/31/03,
                    Market Value $129,136)                           $  125,000
                                                                     ----------
                  Total Short-Term Investments
                    (Cost $125,000)                                     125,000
                                                                     ----------
                  Total Investments in Securities
                    (Cost $ 971,423)*                  100.86%       $1,025,848
                  Other Assets and Liabilities-Net      -0.86%           (8,732)
                                                      -------        ----------
                  Net Assets                           100.00%       $1,017,116
                                                      =======        ==========

* Cost for federal income tax purposes is $990,109. Net unrealized appreciation consists of:

          Gross Unrealized Appreciation                              $   45,605
          Gross Unrealized Depreciation                                  (9,866)
                                                                     ----------
          Net Unrealized Appreciation                                $   35,739
                                                                     ==========

@    Non-income producing security
@@   Foreign Issuer

                 See Accompanying Notes to Financial Statements

Pilgrim VP
Convertible
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2001
--------------------------------------------------------------------------------

    Shares                                                              Value
    ------                                                              -----
CONVERTIBLE PREFERRED STOCK: 16.28%
               Airlines: 3.98%
     1,000     Continental Airlines Finance Trust II                   $ 28,750
                                                                       --------
                                                                         28,750
                                                                       --------
               Electric: 1.52%
       250     Calpine Capital Trust II                                  10,969
                                                                       --------
                                                                         10,969
                                                                       --------
               Food: 2.73%
       400     Suiza Capital Trust II                                    19,700
                                                                       --------
                                                                         19,700
                                                                       --------
               Retail: 2.81%
       350     Wendy's Financing I                                       20,300
                                                                       --------
                                                                         20,300
                                                                       --------
               Savings & Loans: 5.24%
       300     Sovereign Capital Trust II                                21,038
       350     Washington Mutual, Inc.                                   16,756
                                                                       --------
                                                                         37,794
                                                                       --------
               Total Convertible Preferred Stock
               (Cost $121,403)                                          117,513
                                                                       --------

Principal
  Amount                                                                 Value
  ------                                                                 -----
CONVERTIBLE CORPORATE BONDS: 73.88%
                      Biotechnology: 14.30%
$   50,000            Genzyme Corp.,3.000%, due 05/15/21              $  54,875
      9,000     @     IDEC Pharmaceuticals Corp., 0.000%,
                      due 02/16/19                                       25,583
     25,000           Millennium Pharmaceuticals, 5.500%,
                      due 01/15/07                                       22,719
                                                                       --------
                                                                        103,177
                                                                       --------
                      Building Materials: 2.86%
     50,000           Masco Corp., 0.000%, due 07/20/31                  20,625
                                                                       --------
                                                                         20,625
                                                                       --------
                      Distribution/Wholesale: 2.85%
     20,000           Costco Wholesale Corp., 0.000%,
                      due 08/19/17                                       20,600
                                                                       --------
                                                                         20,600
                                                                       --------
                      Diversified Financial Services: 11.54%
$   25,000            Household Intl., Inc., 0.000%,
                      due 08/02/21                                       20,344
     40,000           Merrill Lynch & Co., Inc., 0.000%,
                      due 05/23/31                                       21,450
     20,000           Orion Power Holdings, Inc., 4.500%,
                      due 06/01/08                                       19,725
     40,000     #     Verizon Global Funding Corp., 0.000%,
                      due 05/15/21                                       21,750
                                                                       --------
                                                                         83,269
                                                                       --------
                      Healthcare-Services: 5.75%
     35,000           Universal Health Services, 0.426%,
                      due 06/23/20                                       20,388
     25,000           Wellpoint Health Networks, 0.000%,
                      due 07/02/19                                       21,125
                                                                       --------
                                                                         41,513
                                                                       --------
                      Internet: 2.60%
     35,000           America Online, Inc., 0.000%,
                      due 12/06/19                                       18,769
                                                                       --------
                                                                         18,769
                                                                       --------
                      Oil & Gas: 14.11%
     20,000           Anadarko Petroleum Corp., 0.000%,
                      due 03/13/21                                       19,825
     20,000           Devon Energy Corp., 4.9000%,
                      due 08/15/08                                       20,025
     18,000           Kerr-McGee Corp., 5.250%,
                      due 02/15/10                                       20,160
     35,000           Nabors Industries, Inc., 0.000%,
                      due 02/05/21                                       19,250
     25,000           Transocean Sedco Forex, Inc., 1.500%,
                      due 05/15/21                                       22,593
                                                                       --------
                                                                        101,853
                                                                       --------
                      Oil & Gas Services: 3.05%
     25,000           Cooper Cameron Corp., 1.750%,
                      due 05/17/21                                       22,030
                                                                       --------
                                                                         22,030
                                                                       --------
                      Pharmaceuticals: 6.27%
     17,000           ImClone Systems, 5.500%,
                      due 03/01/05                                       18,275
     30,000           Medarex, Inc., 4.500%,
                      due 07/01/06                                       27,000
                                                                       --------
                                                                         45,275
                                                                       --------
                      Semiconductors: 1.19%
$   10,000            Cypress Semiconductor Corp., 4.000%,
                      due 02/01/05                                        8,613
                                                                       --------
                                                                          8,613
                                                                       --------
                      Software: 3.93%
     17,000           Nvidia Corp., 4.750%,
                      due 10/15/07                                       28,368
                                                                       --------
                                                                         28,368
                                                                       --------
                      Transportation: 5.43%
     40,000           United Parcel Service, Inc., 1.750%,
                      due 09/27/07                                       39,200
                                                                       --------
                                                                         39,200
                                                                       --------
                      Total Convertible Corporate Bonds
                      (Cost $501,271)                                   533,292
                                                                       --------
                      Total Long Term Investments
                      (Cost $622,674)                                   650,805
                                                                       --------

                 See Accompanying Notes to Financial Statements

Pilgrim VP
Convertible
Portfolio
                PORTFOLIO OF INVESTMENTS as of December 31, 2001
--------------------------------------------------------------------------------

Principal
  Amount                                                               Value
  ------                                                               -----
SHORT TERM INVESTMENTS: 13.44%
                  Repurchase Agreement: 13.44%
$    97,000       State Street Repurchase Agreement, 1.500%
                    due 01/02/02, (Collateralized by $95,000
                    U.S. Treasury Notes, 5.500%, Due 02/28/03,
                    Market Value $100,160)                            $  97,000
                                                                      ---------
                  Total Short-Term Investments
                    (Cost $97,000)                                       97,000
                                                                      ---------
                  Total Investments in Securities
                    (Cost $ 719,674)*                    103.60%      $ 747,805
                  Other Assets and Liabilities-Net        -3.60%        (25,965)
                                                        -------       ---------
                  Net Assets                             100.00%      $ 721,840
                                                        =======       =========

@    Non-income producing security
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

          Gross Unrealized Appreciation                                $ 42,981
          Gross Unrealized Depreciation                                 (14,850)
                                                                       --------
          Net Unrealized Appreciation                                  $ 28,131
                                                                       ========

                 See Accompanying Notes to Financial Statements

                           TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------

Dividends paid during the fiscal year ended December 31, 2001 were as follows:

Portfolio Name                             Type      Per Share Amount
--------------                             ----      ----------------
MagnaCap Portfolio                          NII          $ 0.0560
SmallCap Opportunities Portfolio            STCG         $ 0.0060
                                            LTCG         $ 0.0430
Growth & Income Portfolio                   NII          $ 0.0295
                                            STCG         $ 0.1478
Convertible Portfolio                       NII          $ 0.0767
                                            STCG         $ 0.0700

----------
NII -- Net investment income
STCG -- Short-term capital gain
LTCG -- Long-term capital gain

Of the ordinary distributions made during the fiscal year ended December 31, 2001, the following percentages qualify for the dividends received deductions available to corporate shareholders: 99.84%, 6.62%, 24.33%, and 15.57% for the MagnaCap Portfolio, SmallCap Opportunities Portfolio, Growth and Income Portfolio, and Convertible Portfolio, respectively.

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commissions (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisors with respect to the tax consequences of their investments in the funds. In January 2002, shareholders, excluding corporate shareholders, received an IRS Form 1099 DIV regarding the federal tax status of the dividends received by them in calendar 2001.

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Trust are managed under the direction of the Trust's Board of Directors/Trustees. Information pertaining to the Directors/Trustees and Officers of the Trust is set forth below:

                                                                  Term of Office
     Name, Address                        Position(s)              and Length of
        and Age                         Held with Fund              Time Served
        -------                         --------------              -----------
Non-Interested Directors:

Paul S. Doherty                        Director/Trustee             10-29-99 to
7337 E. Doubletree Ranch Rd.                                        Present
Scottsdale, AZ 85258
Age:67

Walter H. May                          Director/Trustee             10-29-99 to
7337 E. Doubletree Ranch Rd.                                        Present
Scottsdale, AZ 85258
Age: 65

Jock Patton                            Director/Trustee             8-28-95 to
7337 E. Doubletree Ranch Rd.                                        Present
Scottsdale, AZ 85258
Age: 56

David W.C. Putnam                      Director/Trustee             10-29-99 to
7337 E. Doubletree Ranch Rd.                                        Present
Scottsdale, AZ 85258
Age: 62

Blaine E. Rieke                        Director/Trustee             2-26-01 to
7337 E. Doubletree Ranch Rd.                                        Present
Scottsdale, AZ 85258
Age: 68

Richard A. Wedemeyer                   Director/Trustee             2-26-01 to
7337 E. Doubletree Ranch Rd.                                        Present
Scottsdale, AZ 85258
Age: 65

                                                                      Number of
                                          Principal                 Porfolios in                 Other
                                        Occupation(s)               Fund Complex             Directorships
     Name, Address                       during the                  Overseen by                held by
        and Age                        Past Five Years                Director                  Director
        -------                        ---------------                --------                  --------
Non-Interested Directors:

Paul S. Doherty                President, Doherty, Wallace,              69                        --
7337 E. Doubletree Ranch Rd.   Pillsbury and Murphy, P.C.,
Scottsdale, AZ 85258           Attorneys (1996-2001). Mr. Doherty
Age:67                         was formerly a Director of
                               Tombrands, Inc. (1993-1998)

Walter H. May                  Retired. Mr. May was formerly             69          Mr. May is a Trustee for the Best
7337 E. Doubletree Ranch Rd.   Managing Director and Director of                     Prep Charity (1991 to present)
Scottsdale, AZ 85258           Marketing for Piper Jaffray, Inc., an
Age: 65                        investment banking/underwriting
                               firm.

Jock Patton                    Private Investor. Mr. Patton is           69          Mr. Patton is a Director of
7337 E. Doubletree Ranch Rd.   Director and Chief Executive Officer                  Hypercom Corporation (since
Scottsdale, AZ 85258           of Rainbow Multimedia Group, Inc.                     January 1999), and JDA Software
Age: 56                        (January 1999 to present) and                         Group, Inc. (since January 1999). He
                               President and co-owner of StockVal,                   is also a Director of Buick of
                               Inc. (November 1992 to June 1997).                    Scottsdale, Inc., National Airlines,
                                                                                     Inc., BG Associates, Inc., BK
                                                                                     Entertainment, Inc., and Arizona
                                                                                     Rotorcraft, Inc.

David W.C. Putnam              President and Director of F.L.            69          Mr. Putnam is a Director of Anchor
7337 E. Doubletree Ranch Rd.   Putnam Securities Company, Inc.                       Investment Trust (1973 to 2000),
Scottsdale, AZ 85258           and its affiliates. Mr. Putnam was                    Trustee of the Anchor International
Age: 62                        formerly a Director of Trust Realty                   Bond Trust, Trustee of the Principle
                               Corp. and Bow Ridge Mining                            Equity Market Trust (1996 to
                               Company.                                              present), Trustee of the Progressive
                                                                                     Capital Accumulation Trust (1998 to
                                                                                     present), Director of the Asian
                                                                                     American Bank and Trust Company (1992
                                                                                     to present), Trustee of the Andover
                                                                                     Newton Theological School (1992 to
                                                                                     2001), Trustee of the Mercy Endowment
                                                                                     Foundation (1995 to present) and
                                                                                     member of governing board of the
                                                                                     Ursuline Academy (1994 to present).

Blaine E. Rieke                General Partner of Huntington             69          Mr. Rieke is a Director/Trustee of
7337 E. Doubletree Ranch Rd.   Partners, an investment partnership                   the Morgan Chase Trust Co.
Scottsdale, AZ 85258           (1997 to present). Mr. Rieke was                      (January 1998 to present)
Age: 68                        formerly Chairman and Chief
                               Executive Officer of Firstar Trust
                               Company (1973 to 1996). Mr. Rieke
                               was the Chairman of the Board and
                               a Trustee of each of the former ING
                               Funds.

Richard A. Wedemeyer           Vice President of the Channel             69          Mr. Wedemeyer is a Trustee of the
7337 E. Doubletree Ranch Rd.   Corporation, an importer of                           First Choice Funds (1997 to 2001)
Scottsdale, AZ 85258           specialty alloy aluminum products                     and Touchstone Consulting Group
Age: 65                        (1996 to present). Mr. Wedemeyer                      (1997 to present)
                               was formerly Vice President of
                               Performance Advantage, Inc. (1992
                               to 1996) and Vice President,
                               Operations and Administration, of
                               Jim Henson Productions (1979 to
                               1997). Mr. Wedemeyer was a
                               Trustee of each of the Funds
                               managed by ING Investment
                               Management Co. LLC.

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                  Term of Office
     Name, Address                        Position(s)              and Length of
        and Age                         Held with Fund              Time Served
        -------                         --------------              -----------
Interested Directors:

Thomas J. McInerney(1)                 Director/Trustee             2-26-01 to
7337 E. Doubletree Ranch Rd.                                        Present
Scottsdale, AZ 85258
Age: 45

John G. Turner(2)                      Chairman and                 10-29-99 to
7337 E. Doubletree Ranch Rd.           Director/Trustee             Present
Scottsdale, AZ 85258
Age: 62

                                                                      Number of
                                          Principal                 Porfolios in                 Other
                                        Occupation(s)               Fund Complex             Directorships
     Name, Address                       during the                  Overseen by                held by
        and Age                        Past Five Years                Director                  Director
        -------                        ---------------                --------                  --------
Interested Directors:

Thomas J. McInerney(1)         General Manager and Chief Execu-          69          Director of the Ameribest Life Insur-
7337 E. Doubletree Ranch Rd.   tive Officer of ING U.S. Worksite                     ance Co. Equitable Life Insurance
Scottsdale, AZ 85258           Financial Services (since December                    Co., First Columbine Life Insurance
Age: 45                        2000). Mr McInerney was formerly                      Co., Golden American Life Insurance
                               President of Aetna Financial Ser-                     Co., Life Insurance Company of
                               vices (August 1997 to December                        Georgia, Midwestern United Life
                               2000), head of National Accounts                      Insurance Co., ReliaStar Life Insur-
                               and Core Sales and Marketing for                      ance Co., Security Life of Denver,
                               Aetna U.S. Healthcare (April 1996                     Security Connecticut Life Insurance
                               to March 1997), head of Corporate                     Co., Southland Life Insurance Co.,
                               Strategies for Aetna Inc. (July 1995                  USG Annuity and Life Company,
                               to April 1996), and held a variety of                 and United Life and Annuity Insur-
                               line and corporate staff positions                    ance Co., Inc. (March 2001 to
                               since 1978. Mr. McInerney is a mem-                   present). Mr. McInerney is a mem-
                               ber of the Board of the National                      ber of the Board of the National
                               Commission on Retirement Policy,                      Commission on Retirement Policy,
                               the Governor's Council on Economic                    the Governor's Council on Economic
                               Competitiveness and Technology of                     Competitiveness and Technology of
                               Connecticut, the Board of Directors                   Connecticut, the Board of Directors
                               of the Connecticut Business and In-                   of the Connecticut Business and In-
                               dustry Association, the Board of                      dustry Association, the Board of
                               Trustees of the Bushnell, the Board                   Trustees of the Bushnell, the Board
                               for the Connecticut Forum, and the                    for the Connecticut Forum, and the
                               Board of the Metro Hartford Cham-                     Board of the Metro Hartford Cham-
                               ber of Commerce, and is Chairman                      ber of Commerce, and is Chairman
                               of Concerned Citizens for Effective                   of Concerned Citizens for Effective
                               Government.                                           Government.

John G. Turner(2)              Mr. Turner is currently a Trustee and     119         Mr. Turner serves as a member of
7337 E. Doubletree Ranch Rd.   Vice Chairman of ING Americas. Mr.                    the Board of ING Americas , Aeltus
Scottsdale, AZ 85258           Turner was formerly Chairman and                      Investment Management, Inc., and
Age: 62                        Chief Executive Officer of ReliaStar                  each of the Aetna Funds. Mr. Turner
                               Financial Corp. and ReliaStar Life                    also serves as Director/Trustee of
                               Insurance Co. (1993 to 2000), Chair-                  the Hormel Foods Corporation (May
                               man of ReliaStar United Services                      2000 to present) and Shopko Stores,
                               Life Insurance Company and                            Inc. (August 1999 to present).
                               ReliaStar Life Insurance Company of
                               New York (since 1995), Chairman of
                               Northern Life Insurance Company
                               (since 1992), Chairman and
                               Director/Trustee of the Northstar
                               affiliated investment companies
                               (since October 1993). Mr. Turner
                               was formerly Director of Northstar
                               Investment Management Corpora-
                               tion and its affiliates (1993 to
                               1999).

----------
(1) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.
(2) Mr. Turner is an "interested person", as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

             DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                  Term of Office
     Name, Address                        Position(s)              and Length of
        and Age                         Held with Fund              Time Served
        -------                         --------------              -----------
Officers:

James M. Hennessy                      President, Chief             Since
7337 E. Doubletree Ranch Rd.           Executive Officer,           April
Scottsdale, Arizona 85258              and Chief                    1995
Age: 52                                Operating Officer

Mary Lisanti                           Executive Vice               Since
7337 E. Doubletree Ranch Rd.           President and                May
Scottsdale, Arizona 85258              Chief Operating              1998
Age: 45                                Officer --
                                       Domestic Equities;
                                       Senior Portfolio
                                       Manager Pilgrim
                                       Equity Trust,
                                       Pilgrim Growth
                                       Opportunities
                                       Fund, Pilgrim
                                       Mayflower Trust,
                                       and Pilgrim
                                       SmallCap
                                       Opportunities
                                       Fund.

                                                                      Number of
                                          Principal                 Porfolios in                 Other
                                        Occupation(s)               Fund Complex             Directorships
     Name, Address                       during the                  Overseen by                held by
        and Age                        Past Five Years                Director                  Director
        -------                        ---------------                --------                  --------
Officers:

James M. Hennessy              President and Chief Executive             --                        --
7337 E. Doubletree Ranch Rd.   Officer of each of the Pilgrim Funds
Scottsdale, Arizona 85258      (since February 2001); Chief
Age: 52                        Operating Officer of each of the
                               Pilgrim Funds (since July 2000);
                               Director of ING Pilgrim Group, LLC,
                               ING Pilgrim Investments, LLC, ING
                               Pilgrim Securities, Inc., ING Pilgrim
                               Capital Corporation, LLC, ING
                               Lexington Management
                               Corporation, Lexington Funds
                               Distributor, Inc., Market Systems
                               Research Advisors, Inc., Market
                               Systems Research, Inc., Express
                               America T.C. Corporation, EAMC
                               Liquidation Corp. (since December
                               2000); and President and Chief
                               Executive Officer of ING Pilgrim
                               Investments, LLC, ING Pilgrim
                               Group, LLC, ING Pilgrim Capital
                               Corporation, LLC, ING Lexington
                               Management Corporation, Express
                               America T.C. Corporation, EAMC
                               Liquidation Corp. (since December
                               2000). Formerly Senior Executive
                               Vice President (June 2000 -
                               December 2000) and Secretary
                               (April 1995 - December 2000), ING
                               Pilgrim Capital Corporation, ING
                               Pilgrim Group, Inc., ING Pilgrim
                               Investments, Inc., ING Lexington
                               Management Corporation, Express
                               America T.C. Corporation, EAMC
                               Liquidation Corp.; Senior Executive
                               Vice President (July 2000 - February
                               2001) and Secretary (April 1995 -
                               February 2001) of each of the
                               Pilgrim Funds; Executive Vice
                               President, Pilgrim Capital
                               Corporation and its affiliates (May
                               1998 - June 2000) and Senior Vice
                               President, Pilgrim Capital and its
                               affiliates (April 1995 - April 1998).

Mary Lisanti                   Executive Vice President of the           --                        --
7337 E. Doubletree Ranch Rd.   Pilgrim Funds (since May 1998).
Scottsdale, Arizona 85258      Formerly Portfolio Manager, Strong
Age: 45                        Capital Management; and
                               Managing Director and Head of
                               Small- and Mid-Capitalization
                               Equity Strategies at Bankers Trust
                               Corp. (1993-1996).

--------------------------------------------------------------------------------

                                                                  Term of Office
     Name, Address                        Position(s)              and Length of
        and Age                         Held with Fund              Time Served
        -------                         --------------              -----------
Stanley D. Vyner                       Executive Vice               Since
7337 E. Doubletree Ranch Rd.           President and                July 1996
Scottsdale, Arizona 85258              Chief Investment
Age: 51                                Officer -- Fixed
                                       Income and
                                       International
                                       Equities.

Ralph G. Norton III                    Senior Vice                  Since
7337 E Doubletree Ranch Rd.            President                    August
Scottsdale, Arizona 85258                                           2001
Age: 42

Michael J. Roland                      Senior Vice                  Since
7337 E. Doubletree Ranch Rd.           President and                June
Scottsdale, Arizona 85258              Principal Financial          1998
Age: 43                                Officer.

Robert S. Naka                         Senior Vice                  Since
7337 E. Doubletree Ranch Rd.           President and                August
Scottsdale, Arizona 85258              Assistant                    1995
Age: 38                                Secretary.

Robyn L. Ichilov                       Vice President               Since
7337 E. Doubletree Ranch Rd.           and Treasurer                November
Scottsdale, Arizona 85258                                           1995
Age: 34

Kimberly A. Anderson                   Vice President               Since
7337 E. Doubletree Ranch Rd.           and Secretary                August
Scottsdale, Arizona 85258                                           1999
Age: 37

                                                                      Number of
                                          Principal                 Porfolios in                 Other
                                        Occupation(s)               Fund Complex             Directorships
     Name, Address                       during the                  Overseen by                held by
        and Age                        Past Five Years                Director                  Director
        -------                        ---------------                --------                  --------
Stanley D. Vyner               Executive Vice President of most of       --                        --
7337 E. Doubletree Ranch Rd.   the Pilgrim Funds (since July 1996).
Scottsdale, Arizona 85258      Formerly President and Chief
Age: 51                        Executive Officer (August 1996 -
                               August 2000), ING Pilgrim
                               Investments.

Ralph G. Norton III            Senior Vice President and Chief           --                        --
7337 E Doubletree Ranch Rd.    Investment Officer, Fixed Income,
Scottsdale, Arizona 85258      ING Pilgrim Investments, LLC (since
Age: 42                        August 2001). Formerly, Senior
                               Market Strategist, Aeltus
                               Investment Management, Inc. (from
                               January 2001 to August 2001). Chief
                               Investment Officer, ING Mutual
                               Funds Management Co. (1990 to
                               January 2001).

Michael J. Roland              Senior Vice President and Principal       --                        --
7337 E. Doubletree Ranch Rd.   Financial Officer (since June 1998)
Scottsdale, Arizona 85258      of the Funds; Senior Vice President
Age: 43                        and Principal Financial Officer (since
                               June 1998) of ING Pilgrim Group,
                               LLC, ING Pilgrim Investments, LLC,
                               and ING Pilgrim Securities, Inc. He
                               served in same capacity from
                               January 1995 - April 1997. Formerly,
                               Chief Financial Officer of Endeaver
                               Group (April 1997 to June 1998).

Robert S. Naka                 Senior Vice President, ING Pilgrim        --                        --
7337 E. Doubletree Ranch Rd.   Investments, LLC (since November
Scottsdale, Arizona 85258      1999) and ING Pilgrim Group, LLC
Age: 38                        (since August 1999); Senior Vice
                               President and Assistant Secretary of
                               the Pilgrim Funds. Formerly Vice
                               President, ING Pilgrim Investments,
                               Inc. (April 1997 - October 1999), ING
                               Pilgrim Group, Inc. (February 1997 -
                               August 1999) and Assistant Vice
                               President, ING Pilgrim Group, Inc.
                               (August 1995-February 1997).

Robyn L. Ichilov               Vice President, ING Pilgrim               --                        --
7337 E. Doubletree Ranch Rd.   Investments, LLC (since August
Scottsdale, Arizona 85258      1997); Accounting Manager (since
Age: 34                        November 1995); Vice President and
                               Treasurer of most of the Pilgrim Funds.

Kimberly A. Anderson           Vice President of ING Pilgrim Group,      --                        --
7337 E. Doubletree Ranch Rd.   LLC (since January 2001) and Vice
Scottsdale, Arizona 85258      President and Secretary of each of
Age: 37                        the Pilgrim Funds (since February
                               2001). Formerly Assistant Vice
                               President and Assistant Secretary of
                               each of the Pilgrim Funds (August
                               1999-February 2001) and Assistant
                               Vice President of ING Pilgrim Group,
                               Inc. (November 1999-January 2001).
                               Ms. Anderson has held various
                               other positions with ING Pilgrim
                               Group, Inc. for more than the last
                               five years.

             DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                  Term of Office
     Name, Address                        Position(s)              and Length of
        and Age                         Held with Fund              Time Served
        -------                         --------------              -----------
Todd Modic                             Assistant Vice               Since
7337 E. Doubletree Ranch Rd.           President                    August
Scottsdale, Arizona 85258                                           2001
Age: 34

Maria M. Anderson                      Assistant Vice               Since
7337 E. Doubletree Ranch Rd.           President                    August
Scottsdale, Arizona 85258                                           2001
Age: 43

Steven Rayner                          Vice President               Since
7337 E. Doubletree Ranch Rd.           and Co-Portfolio             January
Scottsdale, Arizona 85258              Manager Pilgrim              2001
Age: 35                                Financial Services
                                       Fund

Robert Kloss                           Vice President               Since
7337 E. Doubletree Ranch Rd.           and Co-Portfolio             January
Scottsdale, Arizona 85258              Manager of                   2001
Age: 45                                Pilgrim Financial
                                       Services Fund.

                                                                      Number of
                                          Principal                 Porfolios in                 Other
                                        Occupation(s)               Fund Complex             Directorships
     Name, Address                       during the                  Overseen by                held by
        and Age                        Past Five Years                Director                  Director
        -------                        ---------------                --------                  --------
Todd Modic                     Assistant Vice President of each of       --                        --
7337 E. Doubletree Ranch Rd.   the Pilgrim Funds (since August
Scottsdale, Arizona 85258      2001); Director of Financial
Age: 34                        Reporting ING Pilgrim (since March
                               2001) Formerly Director of Financial
                               Reporting Axient Communications,
                               Inc (since May 2000 - January 2001)
                               and Director of Finance with
                               Rural/Metro Corporation (since
                               March 1995 - May 2000).

Maria M. Anderson              Assistant Vice President of each of       --                        --
7337 E. Doubletree Ranch Rd.   the Pilgrim Funds (since August
Scottsdale, Arizona 85258      2001). Formerly Manager of Fund
Age: 43                        Accounting and Fund Compliance
                               (Since September 1999- November
                               2001); Section Manager of Fund
                               Accounting with Stein Roe Mutual
                               Funds (since July 1998 -August
                               1999) and Financial Reporting
                               Analyst with Stein Roe Mutual
                               Funds (since August 1997 - July
                               1998.

Steven Rayner                  Vice President of ING Pilgrim             --                        --
7337 E. Doubletree Ranch Rd.   Investments, LLC and Pilgrim
Scottsdale, Arizona 85258      Manager Pilgrim Financial Services
Age: 35                        Fund (since January 2001). Formerly
                               Assistant Vice President of ING
                               Pilgrim Investments, Inc. (February
                               1998 - January 2001). Mr. Rayner
                               has held various other positions
                               with ING Pilgrim Investments, Inc.
                               since June 1995.

Robert Kloss                   Vice President of ING Pilgrim             --                        --
7337 E. Doubletree Ranch Rd.   Investments, LLC and Pilgrim
Scottsdale, Arizona 85258      Financial Services Fund (since
Age: 45                        January 2001). Mr. Kloss has held
                               various other positions with ING
                               Pilgrim Investments, Inc. for the last
                               five years.

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                  Term of Office
     Name, Address                        Position(s)              and Length of
        and Age                         Held with Fund              Time Served
        -------                         --------------              -----------
Thomas Jackson                         Senior Vice                  Since June
7337 E. Doubletree Ranch Rd.           President and                2001
Scottsdale, Arizona 85258              Senior Portfolio
Age: 56                                Manager for
                                       value equity
                                       strategies at ING
                                       Pilgrim, has
                                       served as
                                       Portfolio
                                       Manager of
                                       Growth and
                                       Income Fund,
                                       Pilgrim
                                       Investment Funds,
                                       and Pilgrim
                                       Mutual Funds.

Edwin Schriver                         Senior Vice                  Since
7337 E. Doubletree Ranch Rd.           President and                November
Scottsdale, Arizona 85258              Senior Portfolio             1999
Age: 56                                Manager Pilgrim
                                       Investment Funds,
                                       Pilgrim
                                       Mayflower Trust,
                                       and Pilgrim
                                       Mutual Funds.

Andrew Chow                            Vice President               Since
7337 E. Doubletree Ranch Rd.           and Portfolio                September
Scottsdale, Arizona 85258              Manager of                   2000
Age: 38                                Pilgrim Mutual
                                       Funds.

Jeffrey Bernstein                      Senior Vice                  Since
7337 E. Doubletree Ranch Rd.           President and                October
Scottsdale, Arizona 85258              Senior Portfolio             1999
Age: 35                                Manager of
                                       Pilgrim Growth
                                       Opportunities
                                       Fund, Pilgrim
                                       Mutual Funds,
                                       and Pilgrim
                                       Equity Trust.

Richard T. Saler                       Senior Vice                  Since July
7337 E. Doubletree Ranch Rd.           President and                2000
Scottsdale, Arizona 85258              Director of
Age: 40                                International
                                       Equity Investment
                                       Strategy of ING
                                       Pilgrim and
                                       Senior Portfolio
                                       Manager Pilgrim
                                       Mutual Funds,
                                       International
                                       Fund and Pilgrim
                                       Advisory Funds Inc.

                                                                      Number of
                                          Principal                 Porfolios in                 Other
                                        Occupation(s)               Fund Complex             Directorships
     Name, Address                       during the                  Overseen by                held by
        and Age                        Past Five Years                Director                  Director
        -------                        ---------------                --------                  --------
Thomas Jackson                 Senior Vice President, ING Pilgrim        --                        --
7337 E. Doubletree Ranch Rd.   Investments, LLC (since June 2001).
Scottsdale, Arizona 85258      Prior to joining ING Pilgrim in 2001,
Age: 56                        Mr. Jackson was a Managing
                               Director at Prudential Investments
                               (April 1990 through December
                               2000). Prior to April 1990, Mr.
                               Jackson was Co-Chief Investment
                               Officer and Managing Director at
                               Century Capital Associates and Red
                               Oak Advisors.

Edwin Schriver                 Senior Vice President, ING Pilgrim        --                        --
7337 E. Doubletree Ranch Rd.   Investments, LLC (since November
Scottsdale, Arizona 85258      1999). Formerly, Senior High Yield
Age: 56                        Analyst for Dreyfus Corporation
                               (from April 1998 to November
                               1999); President of Cresent City
                               Research (from July 1993 to April
                               1998).

Andrew Chow                    Vice President, ING Pilgrim               --                        --
7337 E. Doubletree Ranch Rd.   Investments LLC (September 2000 to
Scottsdale, Arizona 85258      present). Formerly Portfolio
Age: 38                        Manager Conseco Convertible
                               Securities Fund Capital
                               Management (since 1998 - August
                               2000); responsible for magnate
                               convertible securities accounts at
                               Conseco (since 1991 - 1998).

Jeffrey Bernstein              Senior Vice President, ING Pilgrim        --                        --
7337 E. Doubletree Ranch Rd.   Investments LLC (October 1999 to
Scottsdale, Arizona 85258      present). Formerly was a portfolio
Age: 35                        manger at Northstar Investment
                               Management Corp., which
                               subsequently merged into ING
                               Pilgrim. Prior to May 1998, Mr.
                               Bernstein was a Portfolio Manager
                               at Strong Capital Management.
                               From 1995 to 1997, Mr. Bernstein
                               was a Portfolio Manager at
                               Berkeley Capital.

Richard T. Saler               Senior Vice President of ING Pilgrim      --                        --
7337 E. Doubletree Ranch Rd.   Investments, LLC (since . July 2000
Scottsdale, Arizona 85258      to present). Formerly from 1986
Age: 40                        until July 2000, Mr. Saler was a
                               senior Vice President and Director
                               of International Equity Strategy at
                               Lexington Management
                               Corporation (Lexington) (which was
                               acquired by ING Pilgrim's Parent
                               company in July 2000).

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                  Term of Office
     Name, Address                        Position(s)              and Length of
        and Age                         Held with Fund              Time Served
        -------                         --------------              -----------
Phillip A. Schwartz                    Senior Vice                  Since July
7337 E. Doubletree Ranch Rd.           President and                2000
Scottsdale, Arizona 85258              Director of
Age: 40                                International
                                       Equity Investment
                                       Strategy of ING
                                       Pilgrim and
                                       Senior Portfolio
                                       Manager Pilgrim
                                       Mutual Funds,
                                       International
                                       Fund and Pilgrim
                                       Advisory Funds Inc.

Andy Mitchell                          Vice President               Since July
7337 E. Doubletree Ranch Rd.           and Co-Portfolio             2000
Scottsdale, Arizona 85258              Manager Pilgrim
Age: 38                                Investment Funds
                                       and Pilgrim
                                       Mutual Funds.

Russ Stiver                            Vice President               Since May
7337 E. Doubletree Ranch Rd.           and Co-Portfolio             2000
Scottsdale, Arizona 85258              Manager Pilgrim
Age: 39                                Investment Funds
                                       and Pilgrim
                                       Mutual Funds.

                                                                      Number of
                                          Principal                 Porfolios in                 Other
                                        Occupation(s)               Fund Complex             Directorships
     Name, Address                       during the                  Overseen by                held by
        and Age                        Past Five Years                Director                  Director
        -------                        ---------------                --------                  --------
Phillip A. Schwartz            Senior Vice President of ING Pilgrim      --                        --
7337 E. Doubletree Ranch Rd.   Investments, LLC (since . July 2000
Scottsdale, Arizona 85258      to present). Formerly, Mr. Schwartz
Age: 40                        was a senior Vice President and
                               Director of International Equity
                               Strategy at Lexington Management
                               Corporation (Lexington) (which was
                               acquired by ING Pilgrim's Parent
                               company in July 2000). Prior to
                               1993, Mr. Schwartz was a Vice
                               President of European Research
                               Sales with Cheuvreux de Virieu in
                               Paris and New York.

Andy Mitchell                  Vice President, ING Pilgrim               --                        --
7337 E. Doubletree Ranch Rd.   Investments, LLC (since July 2000).
Scottsdale, Arizona 85258      Formerly, Senior Credit Analyst for
Age: 38                        Katonah Capital (March 2000 to
                               July 2000); Vice President and
                               Senior High Yield Analyst at Merrill
                               Lynch Asset Management (from
                               March 1998 to March 2000);
                               Assistant Vice President and Senior
                               High Yield Analyst at Schroder
                               Capital Management (from March
                               1994 to March 1998).

Russ Stiver                    Vice President, ING Pilgrim               --                        --
7337 E. Doubletree Ranch Rd.   Investments, LLC (since May 2000).
Scottsdale, Arizona 85258      Formerly, Acting Vice President
Age: 39                        (April 1999 to April 2000) and
                               Portfolio Manager (November 1996
                               to April 2000) at Manulife Financial.

INVESTMENT MANAGER

ING Pilgrim Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR

ING Pilgrim Group, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN

State Street Bank & Trust
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS

KPMG LLP
355 South Grand Avenue
Los Angeles, California 90071

Prospectus containing more complete information regarding the Portfolios, including charges and expenses, may be obtained by calling Pilgrim Variable Products Trust at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LOGO] ING PILGRIM                                           VPSANN123101-022202